UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Convertible Securities

Fund

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.12%
Actual		$ 1,000.00	$ 1,047.30	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.65
Class T	1.44%
Actual		$ 1,000.00	$ 1,045.20	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.26
Class B	1.97%
Actual		$ 1,000.00	$ 1,042.60	$ 10.06
HypotheticalA		$ 1,000.00	$ 1,015.15	$ 9.92
Class C	1.91%
Actual		$ 1,000.00	$ 1,043.40	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,015.45	$ 9.62
Convertible Securities	.84%
Actual		$ 1,000.00	$ 1,049.00	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,048.30	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.55	$ 4.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Co. 4.75%	7.1	6.5
Wells Fargo & Co. 7.50%	7.1	6.4
MGM Mirage, Inc. 4.25% 4/15/15	5.4	3.9
Ford Motor Co. 4.25% 11/15/16	5.0	2.8
Alpha Natural Resources, Inc. 2.375% 4/15/15	3.7	2.7
Western Refining, Inc. 5.75% 6/15/14	3.5	1.6
Citigroup, Inc. 7.50%	2.5	2.4
Peabody Energy Corp. 4.75% 12/15/66	2.4	6.2
Bank of America Corp. Series L, 7.25%	2.3	1.8
Nuance Communications, Inc. 2.75% 8/15/27	1.9	1.6
	40.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.7	17.3
Information Technology	20.0	21.0
Financials	15.6	14.2
Industrials	12.8	10.4
Energy	12.5	20.4
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Convertible Securities 91.5%		Convertible Securities 87.3%
	Stocks 3.0%		Stocks 8.3%
	Nonconvertible Bonds 1.0%		Nonconvertible Bonds 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 4.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
	Floating Rate Loans 0.5%		Floating Rate Loans 0.5%
* Foreign investments	3.2%	** Foreign investments	4.6%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 68.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 67.5%
CONSUMER DISCRETIONARY - 12.1%
Automobiles - 5.0%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 95,086
Diversified Consumer Services - 0.6%
Stewart Enterprises, Inc. 3.375% 7/15/16 (e)	11,000	10,649
Hotels, Restaurants & Leisure - 5.4%
MGM Mirage, Inc. 4.25% 4/15/15	102,300	101,469
Media - 1.1%
Virgin Media, Inc. 6.5% 11/15/16	8,000	11,166
XM Satellite Radio, Inc. 7% 12/1/14 (e)	7,500	9,769
		20,935
TOTAL CONSUMER DISCRETIONARY		228,139
CONSUMER STAPLES - 2.0%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,273
Food Products - 1.3%
Smithfield Foods, Inc. 4% 6/30/13	22,250	23,899
TOTAL CONSUMER STAPLES		38,172
ENERGY - 12.3%
Energy Equipment & Services - 0.5%
Oil States International, Inc. 2.375% 7/1/25 (e)	4,500	9,416
Oil, Gas & Consumable Fuels - 11.8%
Alpha Natural Resources, Inc. 2.375% 4/15/15	82,000	69,454
Chesapeake Energy Corp. 2.5% 5/15/37	10,000	8,291
Peabody Energy Corp. 4.75% 12/15/66	52,250	45,262
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	33,075
Western Refining, Inc. 5.75% 6/15/14	34,185	66,105
		222,187
TOTAL ENERGY		231,603
FINANCIALS - 1.7%
Diversified Financial Services - 1.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	20,000	20,200
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
FINANCIALS - continued
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18 (e)	$ 10,000	$ 10,938
TOTAL FINANCIALS		31,138
HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 2.0%
Alere, Inc. 3% 5/15/16	31,000	27,745
SonoSite, Inc. 3.75% 7/15/14	7,000	10,264
		38,009
Health Care Providers & Services - 0.8%
Omnicare, Inc.:
3.25% 12/15/35	2,086	1,992
3.75% 12/15/25	3,610	4,765
3.75% 4/1/42	10,000	9,226
		15,983
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (e)	4,000	3,995
Pharmaceuticals - 0.5%
Akorn, Inc. 3.5% 6/1/16 (e)	5,000	8,488
TOTAL HEALTH CARE		66,475
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.0%
GenCorp, Inc. 4.0625% 12/31/39	7,830	7,830
Textron, Inc. 4.5% 5/1/13	6,440	11,777
		19,607
Airlines - 4.1%
Continental Airlines, Inc. 4.5% 1/15/15	9,280	14,059
UAL Corp.:
4.5% 6/30/21 (e)	10,500	10,185
4.5% 6/30/21	5,000	4,850
6% 10/15/29	3,600	10,706
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
US Airways Group, Inc.:
7% 9/30/20 (e)	$ 4,810	$ 4,249
7.25% 5/15/14	11,200	33,338
		77,387
Commercial Services & Supplies - 1.0%
Metalico, Inc. 7% 4/30/28	20,000	18,200
Construction & Engineering - 0.6%
MasTec, Inc. 4.25% 12/15/14	8,000	10,360
Electrical Equipment - 0.8%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	15,416
Machinery - 3.0%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (e)	5,500	5,390
2.375% 5/15/26	8,000	7,840
3.5% 4/1/18 (e)	2,860	2,356
Terex Corp. 4% 6/1/15	19,590	25,175
Trinity Industries, Inc. 3.875% 6/1/36	15,000	14,831
		55,592
Marine - 0.5%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (e)	24,000	10,080
Road & Rail - 0.9%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	17,400
TOTAL INDUSTRIALS		224,042
INFORMATION TECHNOLOGY - 18.8%
Computers & Peripherals - 3.4%
EMC Corp.:
1.75% 12/1/13 (e)	17,000	25,996
1.75% 12/1/13	10,000	15,292
NetApp, Inc. 1.75% 6/1/13	19,800	22,018
		63,306
Electronic Equipment & Components - 1.5%
Anixter International, Inc. 1% 2/15/13 (e)	4,540	5,056
SYNNEX Corp. 4% 5/15/18	10,000	12,238
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (e)	$ 7,000	$ 6,431
2.25% 5/15/41 (e)	7,000	5,460
		29,185
Internet Software & Services - 0.7%
VeriSign, Inc. 3.25% 8/15/37	10,000	12,638
IT Services - 0.5%
DST Systems, Inc. 4.125% 8/15/23 (c)	8,612	9,666
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. 6% 5/1/15	11,916	11,961
Micron Technology, Inc.:
1.5% 8/1/31 (e)	10,000	8,600
1.875% 8/1/31 (e)	30,000	25,763
3.125% 5/1/32 (e)	23,000	20,341
4.25% 10/15/13	6,130	7,337
Novellus Systems, Inc. 2.625% 5/15/41	20,000	24,325
ON Semiconductor Corp.:
1.875% 12/15/25 (e)	3,750	4,066
1.875% 12/15/25	10,000	10,919
2.625% 12/15/26	5,818	5,953
2.625% 12/15/26	29,512	30,803
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	10,119
Xilinx, Inc. 3.125% 3/15/37	10,000	11,500
		171,687
Software - 3.6%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	35,212
2.75% 11/1/31 (e)	32,000	33,296
		68,508
TOTAL INFORMATION TECHNOLOGY		354,990
MATERIALS - 1.5%
Metals & Mining - 1.5%
Alcoa, Inc. 5.25% 3/15/14	5,000	7,375
Goldcorp, Inc. 2% 8/1/14	5,000	5,619
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Horsehead Holding Corp. 3.8% 7/1/17 (e)	$ 5,000	$ 4,628
Newmont Mining Corp. 1.625% 7/15/17	8,000	10,450
		28,072
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.5%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	27,562
7% 3/15/15	10,000	12,175
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,695
		47,432
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	23,000	21,707
TOTAL TELECOMMUNICATION SERVICES		69,139
TOTAL CONVERTIBLE BONDS		1,271,770
Nonconvertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
K. Hovnanian Enterprises, Inc.:
7.5% 5/15/16	1,000	603
8.625% 1/15/17	4,000	2,410
		3,013
MATERIALS - 0.3%
Chemicals - 0.3%
OMNOVA Solutions, Inc. 7.875% 11/1/18	5,960	5,930
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Intelsat Luxembourg SA 11.25% 2/4/17	10,000	9,900
TOTAL NONCONVERTIBLE BONDS		18,843
TOTAL CORPORATE BONDS (Cost $1,275,487)		1,290,613
Common Stocks - 3.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
BorgWarner, Inc. (a)	27,728	$ 1,989
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(d)	230,377	2
Media - 0.0%
HMH Holdings, Inc. (a)(g)	52,880	1
HMH Holdings, Inc. warrants 3/9/17 (a)(g)	164,823	0*
		1
TOTAL CONSUMER DISCRETIONARY		1,992
FINANCIALS - 1.3%
Commercial Banks - 0.7%
Huntington Bancshares, Inc.	2,120,500	13,868
Insurance - 0.6%
MetLife, Inc. unit (a)	200,000	11,688
TOTAL FINANCIALS		25,556
INDUSTRIALS - 0.4%
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	7,177
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.6%
Viasystems Group, Inc. (a)	549,643	10,559
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp. (a)	1,716,800	11,571
TOTAL INFORMATION TECHNOLOGY		22,130
TOTAL COMMON STOCKS (Cost $60,000)		56,855
Convertible Preferred Stocks - 24.0%

CONSUMER DISCRETIONARY - 8.3%
Automobiles - 7.1%
General Motors Co. 4.75%	3,645,600	133,867
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25%	125,000	1,340
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.2%
Callaway Golf Co. 7.50%	50,000	$ 4,806
Media - 0.9%
Interpublic Group of Companies, Inc. 5.25%	10,000	9,980
LodgeNet Entertainment Corp. 10.00% (e)	11,118	6,487
		16,467
TOTAL CONSUMER DISCRETIONARY		156,480
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Bunge Ltd. 4.875%	237,000	21,859
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ATP Oil & Gas Corp. Series B, 8.00%	110,000	3,671
FINANCIALS - 12.6%
Commercial Banks - 7.2%
Huntington Bancshares, Inc. 8.50%	2,100	2,434
Wells Fargo & Co. 7.50%	120,550	133,689
		136,123
Diversified Financial Services - 4.8%
Bank of America Corp. Series L, 7.25%	47,085	43,977
Citigroup, Inc. 7.50%	553,300	46,521
		90,498
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	4,623
Real Estate Investment Trusts - 0.3%
Health Care REIT, Inc. Series I, 6.50%	98,800	5,298
TOTAL FINANCIALS		236,542
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Tenet Healthcare Corp. 7.00%	40,000	32,650
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $525,504)		451,202
Floating Rate Loans - 0.5%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.5%
Airlines - 0.5%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (f) (Cost $9,563)	$ 10,692	$ 10,131
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $64,358)	64,357,788	64,358
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,934,912)		1,873,159
NET OTHER ASSETS (LIABILITIES) - 0.6%		11,752
NET ASSETS - 100%		$ 1,884,911
*Amount represents less than $1,000
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $231,639,000 or 12.3% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 48
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 71
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 8	$ -	$ -	$ -	$ 2
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 158,472	$ 137,198	$ 21,274	$ -
Consumer Staples	21,859	-	21,859	-
Energy	3,671	-	3,671	-
Financials	262,098	240,489	21,609	-
Health Care	32,650	-	32,650	-
Industrials	7,177	7,177	-	-
Information Technology	22,130	22,130	-	-
Corporate Bonds	1,290,613	-	1,290,613	-
Floating Rate Loans	10,131	-	10,131	-
Money Market Funds	64,358	64,358	-	-
Total Investments in Securities:	$ 1,873,159	$ 471,352	$ 1,401,807	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 8
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (8)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.2%
BBB	11.7%
BB	15.8%
B	16.6%
CCC,CC,C	11.7%
Not Rated	11.0%
Equities	27.0%
Short-Term Investments and Net Other Assets	4.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,867,715)	$ 1,808,799
Fidelity Central Funds (cost $64,358)	64,358
Other affiliated issuers (cost $2,839)	2
Total Investments (cost $1,934,912)		$ 1,873,159
Receivable for fund shares sold		817
Dividends receivable		5,101
Interest receivable		10,381
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		1
Other receivables		10
Total assets		1,889,477

Liabilities
Payable for fund shares redeemed	$ 3,208
Accrued management fee	939
Transfer agent fee payable	309
Distribution and service plan fees payable	21
Other affiliated payables	51
Other payables and accrued expenses	38
Total liabilities		4,566

Net Assets		$ 1,884,911
Net Assets consist of:
Paid in capital		$ 2,030,313
Undistributed net investment income		18,383
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(102,032)
Net unrealized appreciation (depreciation) on investments		(61,753)
Net Assets		$ 1,884,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,077 ÷ 1,404.4 shares)	$ 23.55

Maximum offering price per share (100/94.25 of $23.55)	$ 24.99
Class T: Net Asset Value and redemption price per share ($4,789 ÷ 203.3 shares)	$ 23.56

Maximum offering price per share (100/96.50 of $23.56)	$ 24.41
Class B: Net Asset Value and offering price per share ($1,079 ÷ 45.9 shares)A	$ 23.51

Class C: Net Asset Value and offering price per share ($12,928 ÷ 551.3 shares)A	$ 23.45

Convertible Securities: Net Asset Value, offering price and redemption price per share ($1,811,896 ÷ 76,685.4 shares)	$ 23.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,142 ÷ 895.7 shares)	$ 23.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012(Unaudited)
Investment Income
Dividends		$ 15,683
Interest		24,372
Income from Fidelity Central Funds		71
Total income		40,126

Expenses
Management fee Basic fee	$ 4,721
Performance adjustment	1,601
Transfer agent fees	1,885
Distribution and service plan fees	124
Accounting fees and expenses	312
Custodian fees and expenses	13
Independent trustees' compensation	7
Registration fees	114
Audit	41
Legal	8
Miscellaneous	13
Total expenses before reductions	8,839
Expense reductions	(22)	8,817
Net investment income (loss)		31,309
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,170
Foreign currency transactions	63
Total net realized gain (loss)		61,233
Change in net unrealized appreciation (depreciation) on: Investment securities		6,152
Net gain (loss)		67,385
Net increase (decrease) in net assets resulting from operations		$ 98,694

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,309	$ 75,374
Net realized gain (loss)	61,233	137,050
Change in net unrealized appreciation (depreciation)	6,152	(266,196)
Net increase (decrease) in net assets resulting from operations	98,694	(53,772)
Distributions to shareholders from net investment income	(34,966)	(76,767)
Share transactions - net increase (decrease)	(156,984)	(212,577)
Total increase (decrease) in net assets	(93,256)	(343,116)

Net Assets
Beginning of period	1,978,167	2,321,283
End of period (including undistributed net investment income of $18,383 and undistributed net investment income of $23,529, respectively)	$ 1,884,911	$ 1,978,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.85	$ 24.22	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.34	.72	.75	.58
Net realized and unrealized gain (loss)	.74	(1.34)	3.01	8.53
Total from investment operations	1.08	(.62)	3.76	9.11
Distributions from net investment income	(.38)	(.75)	(.79)	(.65)
Net asset value, end of period	$ 23.55	$ 22.85	$ 24.22	$ 21.25
Total Return B,C,D	4.73%	(2.79)%	18.05%	72.83%
Ratios to Average Net Assets F,I
Expenses before reductions	1.12% A	.88%	.87%	1.04%A
Expenses net of fee waivers, if any	1.12%A	.88%	.87%	1.04%A
Expenses net of all reductions	1.12%A	.88%	.87%	1.04%A
Net investment income (loss)	2.77%A	2.84%	3.29%	3.70%A
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 33	$ 19	$ 6
Portfolio turnover rate G	30%A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.87	$ 24.23	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.30	.65	.69	.57
Net realized and unrealized gain (loss)	.74	(1.34)	3.01	8.52
Total from investment operations	1.04	(.69)	3.70	9.09
Distributions from net investment income	(.35)	(.67)	(.72)	(.63)
Net asset value, end of period	$ 23.56	$ 22.87	$ 24.23	$ 21.25
Total Return B,C,D	4.52%	(3.07)%	17.74%	72.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.18%	1.13%	1.25% A
Expenses net of fee waivers, if any	1.44% A	1.18%	1.13%	1.25% A
Expenses net of all reductions	1.44% A	1.17%	1.13%	1.25% A
Net investment income (loss)	2.45% A	2.55%	3.03%	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4	$ 2
Portfolio turnover rate G	30% A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.82	$ 24.17	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.23	.51	.56	.50
Net realized and unrealized gain (loss)	.74	(1.34)	3.01	8.51
Total from investment operations	.97	(.83)	3.57	9.01
Distributions from net investment income	(.28)	(.52)	(.62)	(.58)
Net asset value, end of period	$ 23.51	$ 22.82	$ 24.17	$ 21.22
Total Return B,C,D	4.26%	(3.59)%	17.08%	71.85%
Ratios to Average Net Assets F,I
Expenses before reductions	1.97% A	1.73%	1.69%	1.78% A
Expenses net of fee waivers, if any	1.97% A	1.73%	1.69%	1.78% A
Expenses net of all reductions	1.97% A	1.73%	1.69%	1.78% A
Net investment income (loss)	1.92% A	2.00%	2.47%	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 1
Portfolio turnover rate G	30% A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 24.14	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.24	.51	.56	.47
Net realized and unrealized gain (loss)	.75	(1.33)	3.01	8.53
Total from investment operations	.99	(.82)	3.57	9.00
Distributions from net investment income	(.29)	(.57)	(.63)	(.59)
Net asset value, end of period	$ 23.45	$ 22.75	$ 24.14	$ 21.20
Total Return B,C,D	4.34%	(3.57)%	17.13%	71.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.67%	1.66%	1.80% A
Expenses net of fee waivers, if any	1.91% A	1.67%	1.66%	1.80% A
Expenses net of all reductions	1.91% A	1.67%	1.66%	1.80% A
Net investment income (loss)	1.98% A	2.06%	2.50%	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 13	$ 5	$ 2
Portfolio turnover rate G	30% A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.92	$ 24.29	$ 21.30	$ 13.55	$ 28.71	$ 25.21
Income from Investment Operations
Net investment income (loss) D	.37	.79	.81	.96	.76	.59
Net realized and unrealized gain (loss)	.75	(1.35)	3.02	7.78	(14.43)	3.43
Total from investment operations	1.12	(.56)	3.83	8.74	(13.67)	4.02
Distributions from net investment income	(.41)	(.81)	(.84)	(.99)	(.64)	(.50)
Distributions from net realized gain	-	-	-	-	(.85)	(.02)
Total distributions	(.41)	(.81)	(.84)	(.99)	(1.49)	(.52)
Net asset value, end of period	$ 23.63	$ 22.92	$ 24.29	$ 21.30	$ 13.55	$ 28.71
Total Return B,C	4.90%	(2.54)%	18.37%	67.65%	(50.09)%	16.02%
Ratios to Average Net Assets E,G
Expenses before reductions	.84% A	.61%	.59%	.70%	.78%	.79%
Expenses net of fee waivers, if any	.84% A	.61%	.59%	.69%	.78%	.79%
Expenses net of all reductions	.84% A	.61%	.59%	.69%	.78%	.79%
Net investment income (loss)	3.05% A	3.12%	3.57%	5.59%	3.06%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$ 1,812	$ 1,904	$ 2,287	$ 2,340	$ 1,439	$ 2,919
Portfolio turnover rate F	30% A	24%	28%	31%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.90	$ 24.27	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.37	.77	.80	.63
Net realized and unrealized gain (loss)	.74	(1.33)	3.02	8.54
Total from investment operations	1.11	(.56)	3.82	9.17
Distributions from net investment income	(.41)	(.81)	(.84)	(.67)
Total distributions	(.41)	(.81)	(.84)	(.67)
Net asset value, end of period	$ 23.60	$ 22.90	$ 24.27	$ 21.29
Total Return B,C	4.83%	(2.55)%	18.34%	73.31%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.65%	.60%	.73% A
Expenses net of fee waivers, if any	.89% A	.65%	.60%	.73% A
Expenses net of all reductions	.88% A	.65%	.60%	.73% A
Net investment income (loss)	3.01% A	3.07%	3.56%	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 23	$ 6	$ 3
Portfolio turnover rate F	30% A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 176,373
Gross unrealized depreciation	(229,338)
Net unrealized appreciation (depreciation) on securities and other investments	$ (52,965)

Tax cost	$ 1,926,124

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (157,179)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $289,105 and $460,313, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 42	$ 1
Class T	.25%	.25%	12	-
Class B	.75%	.25%	6	4
Class C	.75%	.25%	64	28
			$ 124	$ 33

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	1
Class B*	2
Class C*	2
$ 19

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 35.21
Class T	7.28
Class B	2.31
Class C	16.25
Convertible Securities	1,801.18
Institutional Class	24.22
	$ 1,885

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred eighty-six dollars.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 541	$ 964
Class T	67	145
Class B	14	26
Class C	157	253
Convertible Securities	33,816	74,771
Institutional Class	371	608
Total	$ 34,966	$ 76,767

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	350	1,463	$ 8,642	$ 38,298
Reinvestment of distributions	16	28	380	713
Shares redeemed	(403)	(828)	(9,630)	(20,357)
Net increase (decrease)	(37)	663	$ (608)	$ 18,654
Class T
Shares sold	42	206	$ 1,045	$ 5,378
Reinvestment of distributions	3	6	62	140
Shares redeemed	(39)	(160)	(955)	(3,916)
Net increase (decrease)	6	52	$ 152	$ 1,602
Class B
Shares sold	6	21	$ 144	$ 566
Reinvestment of distributions	-	1	10	18
Shares redeemed	(9)	(21)	(228)	(527)
Net increase (decrease)	(3)	1	$ (74)	$ 57

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class C
Shares sold	128	542	$ 3,167	$ 14,072
Reinvestment of distributions	5	8	111	187
Shares redeemed	(138)	(204)	(3,292)	(4,875)
Net increase (decrease)	(5)	346	$ (14)	$ 9,384
Convertible Securities
Shares sold	6,901	20,504	$ 170,727	$ 533,363
Reinvestment of distributions	1,244	2,642	29,629	66,219
Shares redeemed	(14,513)	(34,235)	(354,398)	(862,374)
Net increase (decrease)	(6,368)	(11,089)	$ (154,042)	$ (262,792)
Institutional Class
Shares sold	452	1,454	$ 11,154	$ 37,674
Reinvestment of distributions	10	16	233	391
Shares redeemed	(570)	(719)	(13,785)	(17,547)
Net increase (decrease)	(108)	751	$ (2,398)	$ 20,518

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CVS-USAN-0712
1.786810.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Convertible Securities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Convertible Securities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.12%
Actual		$ 1,000.00	$ 1,047.30	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.65
Class T	1.44%
Actual		$ 1,000.00	$ 1,045.20	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.26
Class B	1.97%
Actual		$ 1,000.00	$ 1,042.60	$ 10.06
HypotheticalA		$ 1,000.00	$ 1,015.15	$ 9.92
Class C	1.91%
Actual		$ 1,000.00	$ 1,043.40	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,015.45	$ 9.62
Convertible Securities	.84%
Actual		$ 1,000.00	$ 1,049.00	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,048.30	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.55	$ 4.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Co. 4.75%	7.1	6.5
Wells Fargo & Co. 7.50%	7.1	6.4
MGM Mirage, Inc. 4.25% 4/15/15	5.4	3.9
Ford Motor Co. 4.25% 11/15/16	5.0	2.8
Alpha Natural Resources, Inc. 2.375% 4/15/15	3.7	2.7
Western Refining, Inc. 5.75% 6/15/14	3.5	1.6
Citigroup, Inc. 7.50%	2.5	2.4
Peabody Energy Corp. 4.75% 12/15/66	2.4	6.2
Bank of America Corp. Series L, 7.25%	2.3	1.8
Nuance Communications, Inc. 2.75% 8/15/27	1.9	1.6
	40.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.7	17.3
Information Technology	20.0	21.0
Financials	15.6	14.2
Industrials	12.8	10.4
Energy	12.5	20.4
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Convertible Securities 91.5%		Convertible Securities 87.3%
	Stocks 3.0%		Stocks 8.3%
	Nonconvertible Bonds 1.0%		Nonconvertible Bonds 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 4.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
	Floating Rate Loans 0.5%		Floating Rate Loans 0.5%
* Foreign investments	3.2%	** Foreign investments	4.6%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 68.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 67.5%
CONSUMER DISCRETIONARY - 12.1%
Automobiles - 5.0%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 95,086
Diversified Consumer Services - 0.6%
Stewart Enterprises, Inc. 3.375% 7/15/16 (e)	11,000	10,649
Hotels, Restaurants & Leisure - 5.4%
MGM Mirage, Inc. 4.25% 4/15/15	102,300	101,469
Media - 1.1%
Virgin Media, Inc. 6.5% 11/15/16	8,000	11,166
XM Satellite Radio, Inc. 7% 12/1/14 (e)	7,500	9,769
		20,935
TOTAL CONSUMER DISCRETIONARY		228,139
CONSUMER STAPLES - 2.0%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,273
Food Products - 1.3%
Smithfield Foods, Inc. 4% 6/30/13	22,250	23,899
TOTAL CONSUMER STAPLES		38,172
ENERGY - 12.3%
Energy Equipment & Services - 0.5%
Oil States International, Inc. 2.375% 7/1/25 (e)	4,500	9,416
Oil, Gas & Consumable Fuels - 11.8%
Alpha Natural Resources, Inc. 2.375% 4/15/15	82,000	69,454
Chesapeake Energy Corp. 2.5% 5/15/37	10,000	8,291
Peabody Energy Corp. 4.75% 12/15/66	52,250	45,262
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	33,075
Western Refining, Inc. 5.75% 6/15/14	34,185	66,105
		222,187
TOTAL ENERGY		231,603
FINANCIALS - 1.7%
Diversified Financial Services - 1.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	20,000	20,200
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
FINANCIALS - continued
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18 (e)	$ 10,000	$ 10,938
TOTAL FINANCIALS		31,138
HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 2.0%
Alere, Inc. 3% 5/15/16	31,000	27,745
SonoSite, Inc. 3.75% 7/15/14	7,000	10,264
		38,009
Health Care Providers & Services - 0.8%
Omnicare, Inc.:
3.25% 12/15/35	2,086	1,992
3.75% 12/15/25	3,610	4,765
3.75% 4/1/42	10,000	9,226
		15,983
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (e)	4,000	3,995
Pharmaceuticals - 0.5%
Akorn, Inc. 3.5% 6/1/16 (e)	5,000	8,488
TOTAL HEALTH CARE		66,475
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.0%
GenCorp, Inc. 4.0625% 12/31/39	7,830	7,830
Textron, Inc. 4.5% 5/1/13	6,440	11,777
		19,607
Airlines - 4.1%
Continental Airlines, Inc. 4.5% 1/15/15	9,280	14,059
UAL Corp.:
4.5% 6/30/21 (e)	10,500	10,185
4.5% 6/30/21	5,000	4,850
6% 10/15/29	3,600	10,706
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
US Airways Group, Inc.:
7% 9/30/20 (e)	$ 4,810	$ 4,249
7.25% 5/15/14	11,200	33,338
		77,387
Commercial Services & Supplies - 1.0%
Metalico, Inc. 7% 4/30/28	20,000	18,200
Construction & Engineering - 0.6%
MasTec, Inc. 4.25% 12/15/14	8,000	10,360
Electrical Equipment - 0.8%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	15,416
Machinery - 3.0%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (e)	5,500	5,390
2.375% 5/15/26	8,000	7,840
3.5% 4/1/18 (e)	2,860	2,356
Terex Corp. 4% 6/1/15	19,590	25,175
Trinity Industries, Inc. 3.875% 6/1/36	15,000	14,831
		55,592
Marine - 0.5%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (e)	24,000	10,080
Road & Rail - 0.9%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	17,400
TOTAL INDUSTRIALS		224,042
INFORMATION TECHNOLOGY - 18.8%
Computers & Peripherals - 3.4%
EMC Corp.:
1.75% 12/1/13 (e)	17,000	25,996
1.75% 12/1/13	10,000	15,292
NetApp, Inc. 1.75% 6/1/13	19,800	22,018
		63,306
Electronic Equipment & Components - 1.5%
Anixter International, Inc. 1% 2/15/13 (e)	4,540	5,056
SYNNEX Corp. 4% 5/15/18	10,000	12,238
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (e)	$ 7,000	$ 6,431
2.25% 5/15/41 (e)	7,000	5,460
		29,185
Internet Software & Services - 0.7%
VeriSign, Inc. 3.25% 8/15/37	10,000	12,638
IT Services - 0.5%
DST Systems, Inc. 4.125% 8/15/23 (c)	8,612	9,666
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. 6% 5/1/15	11,916	11,961
Micron Technology, Inc.:
1.5% 8/1/31 (e)	10,000	8,600
1.875% 8/1/31 (e)	30,000	25,763
3.125% 5/1/32 (e)	23,000	20,341
4.25% 10/15/13	6,130	7,337
Novellus Systems, Inc. 2.625% 5/15/41	20,000	24,325
ON Semiconductor Corp.:
1.875% 12/15/25 (e)	3,750	4,066
1.875% 12/15/25	10,000	10,919
2.625% 12/15/26	5,818	5,953
2.625% 12/15/26	29,512	30,803
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	10,119
Xilinx, Inc. 3.125% 3/15/37	10,000	11,500
		171,687
Software - 3.6%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	35,212
2.75% 11/1/31 (e)	32,000	33,296
		68,508
TOTAL INFORMATION TECHNOLOGY		354,990
MATERIALS - 1.5%
Metals & Mining - 1.5%
Alcoa, Inc. 5.25% 3/15/14	5,000	7,375
Goldcorp, Inc. 2% 8/1/14	5,000	5,619
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Horsehead Holding Corp. 3.8% 7/1/17 (e)	$ 5,000	$ 4,628
Newmont Mining Corp. 1.625% 7/15/17	8,000	10,450
		28,072
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.5%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	27,562
7% 3/15/15	10,000	12,175
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,695
		47,432
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	23,000	21,707
TOTAL TELECOMMUNICATION SERVICES		69,139
TOTAL CONVERTIBLE BONDS		1,271,770
Nonconvertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
K. Hovnanian Enterprises, Inc.:
7.5% 5/15/16	1,000	603
8.625% 1/15/17	4,000	2,410
		3,013
MATERIALS - 0.3%
Chemicals - 0.3%
OMNOVA Solutions, Inc. 7.875% 11/1/18	5,960	5,930
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Intelsat Luxembourg SA 11.25% 2/4/17	10,000	9,900
TOTAL NONCONVERTIBLE BONDS		18,843
TOTAL CORPORATE BONDS (Cost $1,275,487)		1,290,613
Common Stocks - 3.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
BorgWarner, Inc. (a)	27,728	$ 1,989
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(d)	230,377	2
Media - 0.0%
HMH Holdings, Inc. (a)(g)	52,880	1
HMH Holdings, Inc. warrants 3/9/17 (a)(g)	164,823	0*
		1
TOTAL CONSUMER DISCRETIONARY		1,992
FINANCIALS - 1.3%
Commercial Banks - 0.7%
Huntington Bancshares, Inc.	2,120,500	13,868
Insurance - 0.6%
MetLife, Inc. unit (a)	200,000	11,688
TOTAL FINANCIALS		25,556
INDUSTRIALS - 0.4%
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	7,177
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.6%
Viasystems Group, Inc. (a)	549,643	10,559
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp. (a)	1,716,800	11,571
TOTAL INFORMATION TECHNOLOGY		22,130
TOTAL COMMON STOCKS (Cost $60,000)		56,855
Convertible Preferred Stocks - 24.0%

CONSUMER DISCRETIONARY - 8.3%
Automobiles - 7.1%
General Motors Co. 4.75%	3,645,600	133,867
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25%	125,000	1,340
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.2%
Callaway Golf Co. 7.50%	50,000	$ 4,806
Media - 0.9%
Interpublic Group of Companies, Inc. 5.25%	10,000	9,980
LodgeNet Entertainment Corp. 10.00% (e)	11,118	6,487
		16,467
TOTAL CONSUMER DISCRETIONARY		156,480
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Bunge Ltd. 4.875%	237,000	21,859
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ATP Oil & Gas Corp. Series B, 8.00%	110,000	3,671
FINANCIALS - 12.6%
Commercial Banks - 7.2%
Huntington Bancshares, Inc. 8.50%	2,100	2,434
Wells Fargo & Co. 7.50%	120,550	133,689
		136,123
Diversified Financial Services - 4.8%
Bank of America Corp. Series L, 7.25%	47,085	43,977
Citigroup, Inc. 7.50%	553,300	46,521
		90,498
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	4,623
Real Estate Investment Trusts - 0.3%
Health Care REIT, Inc. Series I, 6.50%	98,800	5,298
TOTAL FINANCIALS		236,542
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Tenet Healthcare Corp. 7.00%	40,000	32,650
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $525,504)		451,202
Floating Rate Loans - 0.5%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.5%
Airlines - 0.5%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (f) (Cost $9,563)	$ 10,692	$ 10,131
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $64,358)	64,357,788	64,358
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,934,912)		1,873,159
NET OTHER ASSETS (LIABILITIES) - 0.6%		11,752
NET ASSETS - 100%		$ 1,884,911
*Amount represents less than $1,000
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $231,639,000 or 12.3% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 48
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 71
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 8	$ -	$ -	$ -	$ 2
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 158,472	$ 137,198	$ 21,274	$ -
Consumer Staples	21,859	-	21,859	-
Energy	3,671	-	3,671	-
Financials	262,098	240,489	21,609	-
Health Care	32,650	-	32,650	-
Industrials	7,177	7,177	-	-
Information Technology	22,130	22,130	-	-
Corporate Bonds	1,290,613	-	1,290,613	-
Floating Rate Loans	10,131	-	10,131	-
Money Market Funds	64,358	64,358	-	-
Total Investments in Securities:	$ 1,873,159	$ 471,352	$ 1,401,807	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 8
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (8)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.2%
BBB	11.7%
BB	15.8%
B	16.6%
CCC,CC,C	11.7%
Not Rated	11.0%
Equities	27.0%
Short-Term Investments and Net Other Assets	4.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,867,715)	$ 1,808,799
Fidelity Central Funds (cost $64,358)	64,358
Other affiliated issuers (cost $2,839)	2
Total Investments (cost $1,934,912)		$ 1,873,159
Receivable for fund shares sold		817
Dividends receivable		5,101
Interest receivable		10,381
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		1
Other receivables		10
Total assets		1,889,477

Liabilities
Payable for fund shares redeemed	$ 3,208
Accrued management fee	939
Transfer agent fee payable	309
Distribution and service plan fees payable	21
Other affiliated payables	51
Other payables and accrued expenses	38
Total liabilities		4,566

Net Assets		$ 1,884,911
Net Assets consist of:
Paid in capital		$ 2,030,313
Undistributed net investment income		18,383
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(102,032)
Net unrealized appreciation (depreciation) on investments		(61,753)
Net Assets		$ 1,884,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,077 ÷ 1,404.4 shares)	$ 23.55

Maximum offering price per share (100/94.25 of $23.55)	$ 24.99
Class T: Net Asset Value and redemption price per share ($4,789 ÷ 203.3 shares)	$ 23.56

Maximum offering price per share (100/96.50 of $23.56)	$ 24.41
Class B: Net Asset Value and offering price per share ($1,079 ÷ 45.9 shares)A	$ 23.51

Class C: Net Asset Value and offering price per share ($12,928 ÷ 551.3 shares)A	$ 23.45

Convertible Securities: Net Asset Value, offering price and redemption price per share ($1,811,896 ÷ 76,685.4 shares)	$ 23.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,142 ÷ 895.7 shares)	$ 23.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012(Unaudited)
Investment Income
Dividends		$ 15,683
Interest		24,372
Income from Fidelity Central Funds		71
Total income		40,126

Expenses
Management fee Basic fee	$ 4,721
Performance adjustment	1,601
Transfer agent fees	1,885
Distribution and service plan fees	124
Accounting fees and expenses	312
Custodian fees and expenses	13
Independent trustees' compensation	7
Registration fees	114
Audit	41
Legal	8
Miscellaneous	13
Total expenses before reductions	8,839
Expense reductions	(22)	8,817
Net investment income (loss)		31,309
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,170
Foreign currency transactions	63
Total net realized gain (loss)		61,233
Change in net unrealized appreciation (depreciation) on: Investment securities		6,152
Net gain (loss)		67,385
Net increase (decrease) in net assets resulting from operations		$ 98,694

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,309	$ 75,374
Net realized gain (loss)	61,233	137,050
Change in net unrealized appreciation (depreciation)	6,152	(266,196)
Net increase (decrease) in net assets resulting from operations	98,694	(53,772)
Distributions to shareholders from net investment income	(34,966)	(76,767)
Share transactions - net increase (decrease)	(156,984)	(212,577)
Total increase (decrease) in net assets	(93,256)	(343,116)

Net Assets
Beginning of period	1,978,167	2,321,283
End of period (including undistributed net investment income of $18,383 and undistributed net investment income of $23,529, respectively)	$ 1,884,911	$ 1,978,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.85	$ 24.22	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.34	.72	.75	.58
Net realized and unrealized gain (loss)	.74	(1.34)	3.01	8.53
Total from investment operations	1.08	(.62)	3.76	9.11
Distributions from net investment income	(.38)	(.75)	(.79)	(.65)
Net asset value, end of period	$ 23.55	$ 22.85	$ 24.22	$ 21.25
Total Return B,C,D	4.73%	(2.79)%	18.05%	72.83%
Ratios to Average Net Assets F,I
Expenses before reductions	1.12% A	.88%	.87%	1.04%A
Expenses net of fee waivers, if any	1.12%A	.88%	.87%	1.04%A
Expenses net of all reductions	1.12%A	.88%	.87%	1.04%A
Net investment income (loss)	2.77%A	2.84%	3.29%	3.70%A
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 33	$ 19	$ 6
Portfolio turnover rate G	30%A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.87	$ 24.23	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.30	.65	.69	.57
Net realized and unrealized gain (loss)	.74	(1.34)	3.01	8.52
Total from investment operations	1.04	(.69)	3.70	9.09
Distributions from net investment income	(.35)	(.67)	(.72)	(.63)
Net asset value, end of period	$ 23.56	$ 22.87	$ 24.23	$ 21.25
Total Return B,C,D	4.52%	(3.07)%	17.74%	72.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.18%	1.13%	1.25% A
Expenses net of fee waivers, if any	1.44% A	1.18%	1.13%	1.25% A
Expenses net of all reductions	1.44% A	1.17%	1.13%	1.25% A
Net investment income (loss)	2.45% A	2.55%	3.03%	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4	$ 2
Portfolio turnover rate G	30% A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.82	$ 24.17	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.23	.51	.56	.50
Net realized and unrealized gain (loss)	.74	(1.34)	3.01	8.51
Total from investment operations	.97	(.83)	3.57	9.01
Distributions from net investment income	(.28)	(.52)	(.62)	(.58)
Net asset value, end of period	$ 23.51	$ 22.82	$ 24.17	$ 21.22
Total Return B,C,D	4.26%	(3.59)%	17.08%	71.85%
Ratios to Average Net Assets F,I
Expenses before reductions	1.97% A	1.73%	1.69%	1.78% A
Expenses net of fee waivers, if any	1.97% A	1.73%	1.69%	1.78% A
Expenses net of all reductions	1.97% A	1.73%	1.69%	1.78% A
Net investment income (loss)	1.92% A	2.00%	2.47%	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 1
Portfolio turnover rate G	30% A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 24.14	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.24	.51	.56	.47
Net realized and unrealized gain (loss)	.75	(1.33)	3.01	8.53
Total from investment operations	.99	(.82)	3.57	9.00
Distributions from net investment income	(.29)	(.57)	(.63)	(.59)
Net asset value, end of period	$ 23.45	$ 22.75	$ 24.14	$ 21.20
Total Return B,C,D	4.34%	(3.57)%	17.13%	71.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.67%	1.66%	1.80% A
Expenses net of fee waivers, if any	1.91% A	1.67%	1.66%	1.80% A
Expenses net of all reductions	1.91% A	1.67%	1.66%	1.80% A
Net investment income (loss)	1.98% A	2.06%	2.50%	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 13	$ 5	$ 2
Portfolio turnover rate G	30% A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.92	$ 24.29	$ 21.30	$ 13.55	$ 28.71	$ 25.21
Income from Investment Operations
Net investment income (loss) D	.37	.79	.81	.96	.76	.59
Net realized and unrealized gain (loss)	.75	(1.35)	3.02	7.78	(14.43)	3.43
Total from investment operations	1.12	(.56)	3.83	8.74	(13.67)	4.02
Distributions from net investment income	(.41)	(.81)	(.84)	(.99)	(.64)	(.50)
Distributions from net realized gain	-	-	-	-	(.85)	(.02)
Total distributions	(.41)	(.81)	(.84)	(.99)	(1.49)	(.52)
Net asset value, end of period	$ 23.63	$ 22.92	$ 24.29	$ 21.30	$ 13.55	$ 28.71
Total Return B,C	4.90%	(2.54)%	18.37%	67.65%	(50.09)%	16.02%
Ratios to Average Net Assets E,G
Expenses before reductions	.84% A	.61%	.59%	.70%	.78%	.79%
Expenses net of fee waivers, if any	.84% A	.61%	.59%	.69%	.78%	.79%
Expenses net of all reductions	.84% A	.61%	.59%	.69%	.78%	.79%
Net investment income (loss)	3.05% A	3.12%	3.57%	5.59%	3.06%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$ 1,812	$ 1,904	$ 2,287	$ 2,340	$ 1,439	$ 2,919
Portfolio turnover rate F	30% A	24%	28%	31%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.90	$ 24.27	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.37	.77	.80	.63
Net realized and unrealized gain (loss)	.74	(1.33)	3.02	8.54
Total from investment operations	1.11	(.56)	3.82	9.17
Distributions from net investment income	(.41)	(.81)	(.84)	(.67)
Total distributions	(.41)	(.81)	(.84)	(.67)
Net asset value, end of period	$ 23.60	$ 22.90	$ 24.27	$ 21.29
Total Return B,C	4.83%	(2.55)%	18.34%	73.31%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.65%	.60%	.73% A
Expenses net of fee waivers, if any	.89% A	.65%	.60%	.73% A
Expenses net of all reductions	.88% A	.65%	.60%	.73% A
Net investment income (loss)	3.01% A	3.07%	3.56%	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 23	$ 6	$ 3
Portfolio turnover rate F	30% A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 176,373
Gross unrealized depreciation	(229,338)
Net unrealized appreciation (depreciation) on securities and other investments	$ (52,965)

Tax cost	$ 1,926,124

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (157,179)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $289,105 and $460,313, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 42	$ 1
Class T	.25%	.25%	12	-
Class B	.75%	.25%	6	4
Class C	.75%	.25%	64	28
			$ 124	$ 33

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	1
Class B*	2
Class C*	2
$ 19

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 35.21
Class T	7.28
Class B	2.31
Class C	16.25
Convertible Securities	1,801.18
Institutional Class	24.22
	$ 1,885

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred eighty-six dollars.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 541	$ 964
Class T	67	145
Class B	14	26
Class C	157	253
Convertible Securities	33,816	74,771
Institutional Class	371	608
Total	$ 34,966	$ 76,767

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	350	1,463	$ 8,642	$ 38,298
Reinvestment of distributions	16	28	380	713
Shares redeemed	(403)	(828)	(9,630)	(20,357)
Net increase (decrease)	(37)	663	$ (608)	$ 18,654
Class T
Shares sold	42	206	$ 1,045	$ 5,378
Reinvestment of distributions	3	6	62	140
Shares redeemed	(39)	(160)	(955)	(3,916)
Net increase (decrease)	6	52	$ 152	$ 1,602
Class B
Shares sold	6	21	$ 144	$ 566
Reinvestment of distributions	-	1	10	18
Shares redeemed	(9)	(21)	(228)	(527)
Net increase (decrease)	(3)	1	$ (74)	$ 57

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class C
Shares sold	128	542	$ 3,167	$ 14,072
Reinvestment of distributions	5	8	111	187
Shares redeemed	(138)	(204)	(3,292)	(4,875)
Net increase (decrease)	(5)	346	$ (14)	$ 9,384
Convertible Securities
Shares sold	6,901	20,504	$ 170,727	$ 533,363
Reinvestment of distributions	1,244	2,642	29,629	66,219
Shares redeemed	(14,513)	(34,235)	(354,398)	(862,374)
Net increase (decrease)	(6,368)	(11,089)	$ (154,042)	$ (262,792)
Institutional Class
Shares sold	452	1,454	$ 11,154	$ 37,674
Reinvestment of distributions	10	16	233	391
Shares redeemed	(570)	(719)	(13,785)	(17,547)
Net increase (decrease)	(108)	751	$ (2,398)	$ 20,518

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ACVS-USAN-0712
1.884069.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Convertible Securities

Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Institutional Class is a class
of Fidelity® Convertible
Securities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.12%
Actual		$ 1,000.00	$ 1,047.30	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.65
Class T	1.44%
Actual		$ 1,000.00	$ 1,045.20	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.26
Class B	1.97%
Actual		$ 1,000.00	$ 1,042.60	$ 10.06
HypotheticalA		$ 1,000.00	$ 1,015.15	$ 9.92
Class C	1.91%
Actual		$ 1,000.00	$ 1,043.40	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,015.45	$ 9.62
Convertible Securities	.84%
Actual		$ 1,000.00	$ 1,049.00	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,048.30	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.55	$ 4.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Co. 4.75%	7.1	6.5
Wells Fargo & Co. 7.50%	7.1	6.4
MGM Mirage, Inc. 4.25% 4/15/15	5.4	3.9
Ford Motor Co. 4.25% 11/15/16	5.0	2.8
Alpha Natural Resources, Inc. 2.375% 4/15/15	3.7	2.7
Western Refining, Inc. 5.75% 6/15/14	3.5	1.6
Citigroup, Inc. 7.50%	2.5	2.4
Peabody Energy Corp. 4.75% 12/15/66	2.4	6.2
Bank of America Corp. Series L, 7.25%	2.3	1.8
Nuance Communications, Inc. 2.75% 8/15/27	1.9	1.6
	40.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.7	17.3
Information Technology	20.0	21.0
Financials	15.6	14.2
Industrials	12.8	10.4
Energy	12.5	20.4
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Convertible Securities 91.5%		Convertible Securities 87.3%
	Stocks 3.0%		Stocks 8.3%
	Nonconvertible Bonds 1.0%		Nonconvertible Bonds 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 4.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
	Floating Rate Loans 0.5%		Floating Rate Loans 0.5%
* Foreign investments	3.2%	** Foreign investments	4.6%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 68.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 67.5%
CONSUMER DISCRETIONARY - 12.1%
Automobiles - 5.0%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 95,086
Diversified Consumer Services - 0.6%
Stewart Enterprises, Inc. 3.375% 7/15/16 (e)	11,000	10,649
Hotels, Restaurants & Leisure - 5.4%
MGM Mirage, Inc. 4.25% 4/15/15	102,300	101,469
Media - 1.1%
Virgin Media, Inc. 6.5% 11/15/16	8,000	11,166
XM Satellite Radio, Inc. 7% 12/1/14 (e)	7,500	9,769
		20,935
TOTAL CONSUMER DISCRETIONARY		228,139
CONSUMER STAPLES - 2.0%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,273
Food Products - 1.3%
Smithfield Foods, Inc. 4% 6/30/13	22,250	23,899
TOTAL CONSUMER STAPLES		38,172
ENERGY - 12.3%
Energy Equipment & Services - 0.5%
Oil States International, Inc. 2.375% 7/1/25 (e)	4,500	9,416
Oil, Gas & Consumable Fuels - 11.8%
Alpha Natural Resources, Inc. 2.375% 4/15/15	82,000	69,454
Chesapeake Energy Corp. 2.5% 5/15/37	10,000	8,291
Peabody Energy Corp. 4.75% 12/15/66	52,250	45,262
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	33,075
Western Refining, Inc. 5.75% 6/15/14	34,185	66,105
		222,187
TOTAL ENERGY		231,603
FINANCIALS - 1.7%
Diversified Financial Services - 1.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	20,000	20,200
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
FINANCIALS - continued
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18 (e)	$ 10,000	$ 10,938
TOTAL FINANCIALS		31,138
HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 2.0%
Alere, Inc. 3% 5/15/16	31,000	27,745
SonoSite, Inc. 3.75% 7/15/14	7,000	10,264
		38,009
Health Care Providers & Services - 0.8%
Omnicare, Inc.:
3.25% 12/15/35	2,086	1,992
3.75% 12/15/25	3,610	4,765
3.75% 4/1/42	10,000	9,226
		15,983
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (e)	4,000	3,995
Pharmaceuticals - 0.5%
Akorn, Inc. 3.5% 6/1/16 (e)	5,000	8,488
TOTAL HEALTH CARE		66,475
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.0%
GenCorp, Inc. 4.0625% 12/31/39	7,830	7,830
Textron, Inc. 4.5% 5/1/13	6,440	11,777
		19,607
Airlines - 4.1%
Continental Airlines, Inc. 4.5% 1/15/15	9,280	14,059
UAL Corp.:
4.5% 6/30/21 (e)	10,500	10,185
4.5% 6/30/21	5,000	4,850
6% 10/15/29	3,600	10,706
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
US Airways Group, Inc.:
7% 9/30/20 (e)	$ 4,810	$ 4,249
7.25% 5/15/14	11,200	33,338
		77,387
Commercial Services & Supplies - 1.0%
Metalico, Inc. 7% 4/30/28	20,000	18,200
Construction & Engineering - 0.6%
MasTec, Inc. 4.25% 12/15/14	8,000	10,360
Electrical Equipment - 0.8%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	15,416
Machinery - 3.0%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (e)	5,500	5,390
2.375% 5/15/26	8,000	7,840
3.5% 4/1/18 (e)	2,860	2,356
Terex Corp. 4% 6/1/15	19,590	25,175
Trinity Industries, Inc. 3.875% 6/1/36	15,000	14,831
		55,592
Marine - 0.5%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (e)	24,000	10,080
Road & Rail - 0.9%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	17,400
TOTAL INDUSTRIALS		224,042
INFORMATION TECHNOLOGY - 18.8%
Computers & Peripherals - 3.4%
EMC Corp.:
1.75% 12/1/13 (e)	17,000	25,996
1.75% 12/1/13	10,000	15,292
NetApp, Inc. 1.75% 6/1/13	19,800	22,018
		63,306
Electronic Equipment & Components - 1.5%
Anixter International, Inc. 1% 2/15/13 (e)	4,540	5,056
SYNNEX Corp. 4% 5/15/18	10,000	12,238
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (e)	$ 7,000	$ 6,431
2.25% 5/15/41 (e)	7,000	5,460
		29,185
Internet Software & Services - 0.7%
VeriSign, Inc. 3.25% 8/15/37	10,000	12,638
IT Services - 0.5%
DST Systems, Inc. 4.125% 8/15/23 (c)	8,612	9,666
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. 6% 5/1/15	11,916	11,961
Micron Technology, Inc.:
1.5% 8/1/31 (e)	10,000	8,600
1.875% 8/1/31 (e)	30,000	25,763
3.125% 5/1/32 (e)	23,000	20,341
4.25% 10/15/13	6,130	7,337
Novellus Systems, Inc. 2.625% 5/15/41	20,000	24,325
ON Semiconductor Corp.:
1.875% 12/15/25 (e)	3,750	4,066
1.875% 12/15/25	10,000	10,919
2.625% 12/15/26	5,818	5,953
2.625% 12/15/26	29,512	30,803
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	10,119
Xilinx, Inc. 3.125% 3/15/37	10,000	11,500
		171,687
Software - 3.6%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	35,212
2.75% 11/1/31 (e)	32,000	33,296
		68,508
TOTAL INFORMATION TECHNOLOGY		354,990
MATERIALS - 1.5%
Metals & Mining - 1.5%
Alcoa, Inc. 5.25% 3/15/14	5,000	7,375
Goldcorp, Inc. 2% 8/1/14	5,000	5,619
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Horsehead Holding Corp. 3.8% 7/1/17 (e)	$ 5,000	$ 4,628
Newmont Mining Corp. 1.625% 7/15/17	8,000	10,450
		28,072
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.5%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	27,562
7% 3/15/15	10,000	12,175
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,695
		47,432
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	23,000	21,707
TOTAL TELECOMMUNICATION SERVICES		69,139
TOTAL CONVERTIBLE BONDS		1,271,770
Nonconvertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
K. Hovnanian Enterprises, Inc.:
7.5% 5/15/16	1,000	603
8.625% 1/15/17	4,000	2,410
		3,013
MATERIALS - 0.3%
Chemicals - 0.3%
OMNOVA Solutions, Inc. 7.875% 11/1/18	5,960	5,930
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Intelsat Luxembourg SA 11.25% 2/4/17	10,000	9,900
TOTAL NONCONVERTIBLE BONDS		18,843
TOTAL CORPORATE BONDS (Cost $1,275,487)		1,290,613
Common Stocks - 3.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
BorgWarner, Inc. (a)	27,728	$ 1,989
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(d)	230,377	2
Media - 0.0%
HMH Holdings, Inc. (a)(g)	52,880	1
HMH Holdings, Inc. warrants 3/9/17 (a)(g)	164,823	0*
		1
TOTAL CONSUMER DISCRETIONARY		1,992
FINANCIALS - 1.3%
Commercial Banks - 0.7%
Huntington Bancshares, Inc.	2,120,500	13,868
Insurance - 0.6%
MetLife, Inc. unit (a)	200,000	11,688
TOTAL FINANCIALS		25,556
INDUSTRIALS - 0.4%
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	7,177
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.6%
Viasystems Group, Inc. (a)	549,643	10,559
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp. (a)	1,716,800	11,571
TOTAL INFORMATION TECHNOLOGY		22,130
TOTAL COMMON STOCKS (Cost $60,000)		56,855
Convertible Preferred Stocks - 24.0%

CONSUMER DISCRETIONARY - 8.3%
Automobiles - 7.1%
General Motors Co. 4.75%	3,645,600	133,867
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25%	125,000	1,340
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.2%
Callaway Golf Co. 7.50%	50,000	$ 4,806
Media - 0.9%
Interpublic Group of Companies, Inc. 5.25%	10,000	9,980
LodgeNet Entertainment Corp. 10.00% (e)	11,118	6,487
		16,467
TOTAL CONSUMER DISCRETIONARY		156,480
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Bunge Ltd. 4.875%	237,000	21,859
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ATP Oil & Gas Corp. Series B, 8.00%	110,000	3,671
FINANCIALS - 12.6%
Commercial Banks - 7.2%
Huntington Bancshares, Inc. 8.50%	2,100	2,434
Wells Fargo & Co. 7.50%	120,550	133,689
		136,123
Diversified Financial Services - 4.8%
Bank of America Corp. Series L, 7.25%	47,085	43,977
Citigroup, Inc. 7.50%	553,300	46,521
		90,498
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	4,623
Real Estate Investment Trusts - 0.3%
Health Care REIT, Inc. Series I, 6.50%	98,800	5,298
TOTAL FINANCIALS		236,542
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Tenet Healthcare Corp. 7.00%	40,000	32,650
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $525,504)		451,202
Floating Rate Loans - 0.5%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.5%
Airlines - 0.5%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (f) (Cost $9,563)	$ 10,692	$ 10,131
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $64,358)	64,357,788	64,358
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,934,912)		1,873,159
NET OTHER ASSETS (LIABILITIES) - 0.6%		11,752
NET ASSETS - 100%		$ 1,884,911
*Amount represents less than $1,000
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $231,639,000 or 12.3% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 48
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 71
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 8	$ -	$ -	$ -	$ 2
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 158,472	$ 137,198	$ 21,274	$ -
Consumer Staples	21,859	-	21,859	-
Energy	3,671	-	3,671	-
Financials	262,098	240,489	21,609	-
Health Care	32,650	-	32,650	-
Industrials	7,177	7,177	-	-
Information Technology	22,130	22,130	-	-
Corporate Bonds	1,290,613	-	1,290,613	-
Floating Rate Loans	10,131	-	10,131	-
Money Market Funds	64,358	64,358	-	-
Total Investments in Securities:	$ 1,873,159	$ 471,352	$ 1,401,807	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 8
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (8)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.2%
BBB	11.7%
BB	15.8%
B	16.6%
CCC,CC,C	11.7%
Not Rated	11.0%
Equities	27.0%
Short-Term Investments and Net Other Assets	4.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,867,715)	$ 1,808,799
Fidelity Central Funds (cost $64,358)	64,358
Other affiliated issuers (cost $2,839)	2
Total Investments (cost $1,934,912)		$ 1,873,159
Receivable for fund shares sold		817
Dividends receivable		5,101
Interest receivable		10,381
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		1
Other receivables		10
Total assets		1,889,477

Liabilities
Payable for fund shares redeemed	$ 3,208
Accrued management fee	939
Transfer agent fee payable	309
Distribution and service plan fees payable	21
Other affiliated payables	51
Other payables and accrued expenses	38
Total liabilities		4,566

Net Assets		$ 1,884,911
Net Assets consist of:
Paid in capital		$ 2,030,313
Undistributed net investment income		18,383
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(102,032)
Net unrealized appreciation (depreciation) on investments		(61,753)
Net Assets		$ 1,884,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,077 ÷ 1,404.4 shares)	$ 23.55

Maximum offering price per share (100/94.25 of $23.55)	$ 24.99
Class T: Net Asset Value and redemption price per share ($4,789 ÷ 203.3 shares)	$ 23.56

Maximum offering price per share (100/96.50 of $23.56)	$ 24.41
Class B: Net Asset Value and offering price per share ($1,079 ÷ 45.9 shares)A	$ 23.51

Class C: Net Asset Value and offering price per share ($12,928 ÷ 551.3 shares)A	$ 23.45

Convertible Securities: Net Asset Value, offering price and redemption price per share ($1,811,896 ÷ 76,685.4 shares)	$ 23.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,142 ÷ 895.7 shares)	$ 23.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012(Unaudited)
Investment Income
Dividends		$ 15,683
Interest		24,372
Income from Fidelity Central Funds		71
Total income		40,126

Expenses
Management fee Basic fee	$ 4,721
Performance adjustment	1,601
Transfer agent fees	1,885
Distribution and service plan fees	124
Accounting fees and expenses	312
Custodian fees and expenses	13
Independent trustees' compensation	7
Registration fees	114
Audit	41
Legal	8
Miscellaneous	13
Total expenses before reductions	8,839
Expense reductions	(22)	8,817
Net investment income (loss)		31,309
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,170
Foreign currency transactions	63
Total net realized gain (loss)		61,233
Change in net unrealized appreciation (depreciation) on: Investment securities		6,152
Net gain (loss)		67,385
Net increase (decrease) in net assets resulting from operations		$ 98,694

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,309	$ 75,374
Net realized gain (loss)	61,233	137,050
Change in net unrealized appreciation (depreciation)	6,152	(266,196)
Net increase (decrease) in net assets resulting from operations	98,694	(53,772)
Distributions to shareholders from net investment income	(34,966)	(76,767)
Share transactions - net increase (decrease)	(156,984)	(212,577)
Total increase (decrease) in net assets	(93,256)	(343,116)

Net Assets
Beginning of period	1,978,167	2,321,283
End of period (including undistributed net investment income of $18,383 and undistributed net investment income of $23,529, respectively)	$ 1,884,911	$ 1,978,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.85	$ 24.22	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.34	.72	.75	.58
Net realized and unrealized gain (loss)	.74	(1.34)	3.01	8.53
Total from investment operations	1.08	(.62)	3.76	9.11
Distributions from net investment income	(.38)	(.75)	(.79)	(.65)
Net asset value, end of period	$ 23.55	$ 22.85	$ 24.22	$ 21.25
Total Return B,C,D	4.73%	(2.79)%	18.05%	72.83%
Ratios to Average Net Assets F,I
Expenses before reductions	1.12% A	.88%	.87%	1.04%A
Expenses net of fee waivers, if any	1.12%A	.88%	.87%	1.04%A
Expenses net of all reductions	1.12%A	.88%	.87%	1.04%A
Net investment income (loss)	2.77%A	2.84%	3.29%	3.70%A
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 33	$ 19	$ 6
Portfolio turnover rate G	30%A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.87	$ 24.23	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.30	.65	.69	.57
Net realized and unrealized gain (loss)	.74	(1.34)	3.01	8.52
Total from investment operations	1.04	(.69)	3.70	9.09
Distributions from net investment income	(.35)	(.67)	(.72)	(.63)
Net asset value, end of period	$ 23.56	$ 22.87	$ 24.23	$ 21.25
Total Return B,C,D	4.52%	(3.07)%	17.74%	72.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.18%	1.13%	1.25% A
Expenses net of fee waivers, if any	1.44% A	1.18%	1.13%	1.25% A
Expenses net of all reductions	1.44% A	1.17%	1.13%	1.25% A
Net investment income (loss)	2.45% A	2.55%	3.03%	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4	$ 2
Portfolio turnover rate G	30% A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.82	$ 24.17	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.23	.51	.56	.50
Net realized and unrealized gain (loss)	.74	(1.34)	3.01	8.51
Total from investment operations	.97	(.83)	3.57	9.01
Distributions from net investment income	(.28)	(.52)	(.62)	(.58)
Net asset value, end of period	$ 23.51	$ 22.82	$ 24.17	$ 21.22
Total Return B,C,D	4.26%	(3.59)%	17.08%	71.85%
Ratios to Average Net Assets F,I
Expenses before reductions	1.97% A	1.73%	1.69%	1.78% A
Expenses net of fee waivers, if any	1.97% A	1.73%	1.69%	1.78% A
Expenses net of all reductions	1.97% A	1.73%	1.69%	1.78% A
Net investment income (loss)	1.92% A	2.00%	2.47%	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 1
Portfolio turnover rate G	30% A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 24.14	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.24	.51	.56	.47
Net realized and unrealized gain (loss)	.75	(1.33)	3.01	8.53
Total from investment operations	.99	(.82)	3.57	9.00
Distributions from net investment income	(.29)	(.57)	(.63)	(.59)
Net asset value, end of period	$ 23.45	$ 22.75	$ 24.14	$ 21.20
Total Return B,C,D	4.34%	(3.57)%	17.13%	71.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.67%	1.66%	1.80% A
Expenses net of fee waivers, if any	1.91% A	1.67%	1.66%	1.80% A
Expenses net of all reductions	1.91% A	1.67%	1.66%	1.80% A
Net investment income (loss)	1.98% A	2.06%	2.50%	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 13	$ 5	$ 2
Portfolio turnover rate G	30% A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.92	$ 24.29	$ 21.30	$ 13.55	$ 28.71	$ 25.21
Income from Investment Operations
Net investment income (loss) D	.37	.79	.81	.96	.76	.59
Net realized and unrealized gain (loss)	.75	(1.35)	3.02	7.78	(14.43)	3.43
Total from investment operations	1.12	(.56)	3.83	8.74	(13.67)	4.02
Distributions from net investment income	(.41)	(.81)	(.84)	(.99)	(.64)	(.50)
Distributions from net realized gain	-	-	-	-	(.85)	(.02)
Total distributions	(.41)	(.81)	(.84)	(.99)	(1.49)	(.52)
Net asset value, end of period	$ 23.63	$ 22.92	$ 24.29	$ 21.30	$ 13.55	$ 28.71
Total Return B,C	4.90%	(2.54)%	18.37%	67.65%	(50.09)%	16.02%
Ratios to Average Net Assets E,G
Expenses before reductions	.84% A	.61%	.59%	.70%	.78%	.79%
Expenses net of fee waivers, if any	.84% A	.61%	.59%	.69%	.78%	.79%
Expenses net of all reductions	.84% A	.61%	.59%	.69%	.78%	.79%
Net investment income (loss)	3.05% A	3.12%	3.57%	5.59%	3.06%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$ 1,812	$ 1,904	$ 2,287	$ 2,340	$ 1,439	$ 2,919
Portfolio turnover rate F	30% A	24%	28%	31%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.90	$ 24.27	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.37	.77	.80	.63
Net realized and unrealized gain (loss)	.74	(1.33)	3.02	8.54
Total from investment operations	1.11	(.56)	3.82	9.17
Distributions from net investment income	(.41)	(.81)	(.84)	(.67)
Total distributions	(.41)	(.81)	(.84)	(.67)
Net asset value, end of period	$ 23.60	$ 22.90	$ 24.27	$ 21.29
Total Return B,C	4.83%	(2.55)%	18.34%	73.31%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.65%	.60%	.73% A
Expenses net of fee waivers, if any	.89% A	.65%	.60%	.73% A
Expenses net of all reductions	.88% A	.65%	.60%	.73% A
Net investment income (loss)	3.01% A	3.07%	3.56%	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 23	$ 6	$ 3
Portfolio turnover rate F	30% A	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 176,373
Gross unrealized depreciation	(229,338)
Net unrealized appreciation (depreciation) on securities and other investments	$ (52,965)

Tax cost	$ 1,926,124

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (157,179)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $289,105 and $460,313, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 42	$ 1
Class T	.25%	.25%	12	-
Class B	.75%	.25%	6	4
Class C	.75%	.25%	64	28
			$ 124	$ 33

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	1
Class B*	2
Class C*	2
$ 19

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 35.21
Class T	7.28
Class B	2.31
Class C	16.25
Convertible Securities	1,801.18
Institutional Class	24.22
	$ 1,885

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred eighty-six dollars.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 541	$ 964
Class T	67	145
Class B	14	26
Class C	157	253
Convertible Securities	33,816	74,771
Institutional Class	371	608
Total	$ 34,966	$ 76,767

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	350	1,463	$ 8,642	$ 38,298
Reinvestment of distributions	16	28	380	713
Shares redeemed	(403)	(828)	(9,630)	(20,357)
Net increase (decrease)	(37)	663	$ (608)	$ 18,654
Class T
Shares sold	42	206	$ 1,045	$ 5,378
Reinvestment of distributions	3	6	62	140
Shares redeemed	(39)	(160)	(955)	(3,916)
Net increase (decrease)	6	52	$ 152	$ 1,602
Class B
Shares sold	6	21	$ 144	$ 566
Reinvestment of distributions	-	1	10	18
Shares redeemed	(9)	(21)	(228)	(527)
Net increase (decrease)	(3)	1	$ (74)	$ 57

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class C
Shares sold	128	542	$ 3,167	$ 14,072
Reinvestment of distributions	5	8	111	187
Shares redeemed	(138)	(204)	(3,292)	(4,875)
Net increase (decrease)	(5)	346	$ (14)	$ 9,384
Convertible Securities
Shares sold	6,901	20,504	$ 170,727	$ 533,363
Reinvestment of distributions	1,244	2,642	29,629	66,219
Shares redeemed	(14,513)	(34,235)	(354,398)	(862,374)
Net increase (decrease)	(6,368)	(11,089)	$ (154,042)	$ (262,792)
Institutional Class
Shares sold	452	1,454	$ 11,154	$ 37,674
Reinvestment of distributions	10	16	233	391
Shares redeemed	(570)	(719)	(13,785)	(17,547)
Net increase (decrease)	(108)	751	$ (2,398)	$ 20,518

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ACVSI-USAN-0712
1.884061.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Equity Dividend Income

Fund

(formerly Fidelity Equity-Income II Fund)

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Fidelity Equity Dividend Income	.68%
Actual		$ 1,000.00	$ 1,070.70	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.60	$ 3.44
Class K	.54%
Actual		$ 1,000.00	$ 1,071.50	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.30	$ 2.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.0	2.5
Wells Fargo & Co.	3.8	1.8
Microsoft Corp.	3.4	3.4
General Electric Co.	3.3	2.6
AT&T, Inc.	3.2	2.2
IBM Corp.	2.8	0.0
Pfizer, Inc.	2.5	1.8
The Coca-Cola Co.	2.3	2.0
Merck & Co., Inc.	2.3	2.2
Procter & Gamble Co.	2.3	2.9
	29.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.6	14.3
Consumer Staples	15.1	15.3
Information Technology	15.0	12.3
Health Care	11.5	10.3
Consumer Discretionary	11.1	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 99.6%		Stocks 97.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	11.0%	** Foreign investments	10.5%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.6%
Ford Motor Co.	2,741,100	$ 28,946
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	215,100	6,950
Darden Restaurants, Inc.	533,100	27,577
McDonald's Corp.	608,900	54,399
Wyndham Worldwide Corp.	540,200	26,902
		115,828
Media - 3.7%
Comcast Corp. Class A	2,217,400	64,105
The Walt Disney Co.	921,200	42,108
Time Warner Cable, Inc.	434,171	32,736
Time Warner, Inc.	773,143	26,650
		165,599
Multiline Retail - 0.7%
Target Corp.	503,756	29,173
Specialty Retail - 2.7%
Foot Locker, Inc.	1,314,600	41,725
Home Depot, Inc.	1,053,400	51,975
Limited Brands, Inc.	213,200	9,458
Lowe's Companies, Inc.	654,000	17,475
		120,633
Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	263,300	37,136
TOTAL CONSUMER DISCRETIONARY		497,315
CONSUMER STAPLES - 15.1%
Beverages - 4.4%
Anheuser-Busch InBev SA NV ADR	395,100	26,748
Diageo PLC	617,343	14,709
Dr Pepper Snapple Group, Inc.	703,900	29,043
PepsiCo, Inc.	335,571	22,768
The Coca-Cola Co.	1,377,942	102,974
		196,242
Food & Staples Retailing - 1.3%
Safeway, Inc.	172,300	3,277
Sysco Corp.	242,000	6,754
Wal-Mart Stores, Inc.	757,900	49,885
		59,916
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.8%
B&G Foods, Inc. Class A	200,000	$ 4,816
Kraft Foods, Inc. Class A	1,451,841	55,562
Unilever PLC sponsored ADR	722,900	22,829
		83,207
Household Products - 4.2%
Colgate-Palmolive Co.	407,200	40,028
Kimberly-Clark Corp.	346,921	27,528
Procter & Gamble Co.	1,628,005	101,408
Reckitt Benckiser Group PLC	332,300	17,683
		186,647
Tobacco - 3.4%
Altria Group, Inc.	728,400	23,447
British American Tobacco PLC sponsored ADR	146,700	13,802
Imperial Tobacco Group PLC	244,352	8,840
Japan Tobacco, Inc.	4,666	25,963
Lorillard, Inc.	116,100	14,350
Philip Morris International, Inc.	800,259	67,630
		154,032
TOTAL CONSUMER STAPLES		680,044
ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
Atlas Pipeline Partners, LP	296,900	8,907
Bonavista Energy Corp. (d)	254,200	4,359
Chevron Corp.	1,817,170	178,651
Exxon Mobil Corp.	1,118,856	87,976
Legacy Reserves LP	224,100	5,535
Marathon Oil Corp.	585,268	14,579
Marathon Petroleum Corp.	90	3
Occidental Petroleum Corp.	227,100	18,002
Penn West Petroleum Ltd.	366,100	4,884
Royal Dutch Shell PLC Class A sponsored ADR	802,900	49,924
Williams Companies, Inc.	603,700	18,431
		391,251
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 15.6%
Capital Markets - 0.6%
BlackRock, Inc. Class A	50,300	$ 8,591
State Street Corp.	439,300	18,104
		26,695
Commercial Banks - 5.9%
Australia & New Zealand Banking Group Ltd.	401,129	8,166
Commerce Bancshares, Inc.	123,000	4,765
Huntington Bancshares, Inc.	1,836,700	12,012
M&T Bank Corp.	66,400	5,400
U.S. Bancorp	1,905,800	59,289
UMB Financial Corp.	121,700	5,935
Wells Fargo & Co.	5,279,708	169,215
		264,782
Diversified Financial Services - 2.0%
CME Group, Inc.	32,870	8,466
JPMorgan Chase & Co.	2,480,808	82,239
		90,705
Insurance - 2.5%
ACE Ltd.	274,400	19,847
AFLAC, Inc.	321,700	12,894
Allied World Assurance Co. Holdings Ltd.	214,900	16,526
Axis Capital Holdings Ltd.	693,600	22,819
MetLife, Inc.	567,517	16,577
Prudential Financial, Inc.	478,400	22,222
		110,885
Real Estate Investment Trusts - 4.6%
AvalonBay Communities, Inc.	100,800	14,087
Boston Properties, Inc.	134,900	13,885
Camden Property Trust (SBI)	189,073	12,311
DDR Corp.	1,066,500	14,814
Douglas Emmett, Inc.	751,400	16,080
Glimcher Realty Trust	347,100	3,193
Kimco Realty Corp.	618,400	11,100
Lexington Corporate Properties Trust	1,158,100	9,624
Post Properties, Inc.	655,100	31,713
Prologis, Inc.	577,113	18,456
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	243,800	$ 35,965
Ventas, Inc.	470,313	27,664
		208,892
TOTAL FINANCIALS		701,959
HEALTH CARE - 11.5%
Biotechnology - 1.0%
Amgen, Inc.	657,900	45,737
Health Care Equipment & Supplies - 0.6%
Covidien PLC	530,800	27,485
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	455,100	25,381
WellPoint, Inc.	143,500	9,670
		35,051
Pharmaceuticals - 9.1%
Eli Lilly & Co.	812,952	33,290
GlaxoSmithKline PLC	1,743,023	38,624
Johnson & Johnson	1,270,566	79,321
Merck & Co., Inc.	2,723,528	102,350
Pfizer, Inc.	5,099,435	111,525
Roche Holding AG (participation certificate)	131,178	20,529
Sanofi SA	320,927	21,861
		407,500
TOTAL HEALTH CARE		515,773
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	834,900	46,471
Raytheon Co.	389,400	19,595
United Technologies Corp.	386,030	28,609
		94,675
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	746,000	55,905
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	175,311	4,621
Electrical Equipment - 0.5%
Emerson Electric Co.	469,972	21,981
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.9%
3M Co.	342,000	$ 28,868
General Electric Co.	7,773,197	148,390
		177,258
Machinery - 1.4%
Caterpillar, Inc.	144,900	12,696
Illinois Tool Works, Inc.	256,100	14,380
Ingersoll-Rand PLC	715,700	29,566
Stanley Black & Decker, Inc.	63,300	4,194
		60,836
Road & Rail - 1.1%
Union Pacific Corp.	429,700	47,869
TOTAL INDUSTRIALS		463,145
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.0%
Motorola Solutions, Inc.	434,200	20,876
QUALCOMM, Inc.	395,700	22,678
		43,554
Computers & Peripherals - 1.0%
Apple, Inc. (a)	77,500	44,774
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	474,616	14,912
IT Services - 4.7%
Accenture PLC Class A	809,800	46,240
Automatic Data Processing, Inc.	493,700	25,746
Fidelity National Information Services, Inc.	433,900	14,223
IBM Corp.	645,500	124,517
		210,726
Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	1,095,600	39,847
Intel Corp.	3,477,487	89,858
Intersil Corp. Class A	761,900	8,038
Linear Technology Corp.	765,200	22,206
Maxim Integrated Products, Inc.	522,900	13,156
Texas Instruments, Inc.	1,246,500	35,500
		208,605
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.4%
Microsoft Corp.	5,151,926	$ 150,385
TOTAL INFORMATION TECHNOLOGY		672,956
MATERIALS - 1.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	104,700	8,275
Dow Chemical Co.	625,832	19,438
E.I. du Pont de Nemours & Co.	482,200	23,271
Eastman Chemical Co.	266,500	12,408
LyondellBasell Industries NV Class A	592,200	23,368
		86,760
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	4,199,000	143,480
CenturyLink, Inc.	658,900	25,842
		169,322
UTILITIES - 6.6%
Electric Utilities - 5.1%
American Electric Power Co., Inc.	679,677	26,174
Duke Energy Corp.	2,180,600	47,930
Edison International	685,557	30,823
FirstEnergy Corp.	222,430	10,407
NextEra Energy, Inc.	806,572	52,701
Northeast Utilities	198,000	7,130
PPL Corp.	1,228,209	33,616
Southern Co.	467,300	21,454
		230,235
Multi-Utilities - 1.5%
National Grid PLC	1,987,791	19,937
PG&E Corp.	388,900	16,995
Sempra Energy	471,900	30,678
		67,610
TOTAL UTILITIES		297,845
TOTAL COMMON STOCKS (Cost $4,323,699)		4,476,370
Money Market Funds - 0.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	11,301,363	$ 11,301
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,792,900	4,793
TOTAL MONEY MARKET FUNDS (Cost $16,094)		16,094
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,339,793)		4,492,464
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,591
NET ASSETS - 100%		$ 4,496,055
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	330
Total	$ 348
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 497,315	$ 497,315	$ -	$ -
Consumer Staples	680,044	612,849	67,195	-
Energy	391,251	391,251	-	-
Financials	701,959	701,959	-	-
Health Care	515,773	434,759	81,014	-
Industrials	463,145	463,145	-	-
Information Technology	672,956	672,956	-	-
Materials	86,760	86,760	-	-
Telecommunication Services	169,322	169,322	-	-
Utilities	297,845	277,908	19,937	-
Money Market Funds	16,094	16,094	-	-
Total Investments in Securities:	$ 4,492,464	$ 4,324,318	$ 168,146	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.0%
United Kingdom	4.1%
Ireland	2.3%
Switzerland	1.5%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,433) - See accompanying schedule: Unaffiliated issuers (cost $4,323,699)	$ 4,476,370
Fidelity Central Funds (cost $16,094)	16,094
Total Investments (cost $4,339,793)		$ 4,492,464
Foreign currency held at value (cost $139)		139
Receivable for fund shares sold		982
Dividends receivable		17,549
Distributions receivable from Fidelity Central Funds		269
Prepaid expenses		2
Other receivables		348
Total assets		4,511,753

Liabilities
Payable for investments purchased	$ 1,371
Payable for fund shares redeemed	6,650
Accrued management fee	1,755
Other affiliated payables	763
Other payables and accrued expenses	366
Collateral on securities loaned, at value	4,793
Total liabilities		15,698

Net Assets		$ 4,496,055
Net Assets consist of:
Paid in capital		$ 5,617,485
Undistributed net investment income		24,780
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,298,859)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,649
Net Assets		$ 4,496,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Fidelity Equity Dividend Income: Net Asset Value, offering price and redemption price per share ($4,057,874 ÷ 225,105 shares)	$ 18.03

Class K: Net Asset Value, offering price and redemption price per share ($438,181 ÷ 24,308 shares)	$ 18.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 73,054
Income from Fidelity Central Funds		348
Total income		73,402

Expenses
Management fee	$ 10,722
Transfer agent fees	4,101
Accounting and security lending fees	536
Custodian fees and expenses	58
Independent trustees' compensation	15
Appreciation in deferred trustee compensation account	1
Registration fees	65
Audit	39
Legal	9
Interest	1
Miscellaneous	26
Total expenses before reductions	15,573
Expense reductions	(161)	15,412
Net investment income (loss)		57,990
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	171,819
Foreign currency transactions	(138)
Total net realized gain (loss)		171,681
Change in net unrealized appreciation (depreciation) on: Investment securities	92,246
Assets and liabilities in foreign currencies	(43)
Total change in net unrealized appreciation (depreciation)		92,203
Net gain (loss)		263,884
Net increase (decrease) in net assets resulting from operations		$ 321,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,990	$ 93,398
Net realized gain (loss)	171,681	476,531
Change in net unrealized appreciation (depreciation)	92,203	(362,330)
Net increase (decrease) in net assets resulting from operations	321,874	207,599
Distributions to shareholders from net investment income	(52,709)	(92,232)
Share transactions - net increase (decrease)	(315,092)	(718,611)
Total increase (decrease) in net assets	(45,927)	(603,244)

Net Assets
Beginning of period	4,541,982	5,145,226
End of period (including undistributed net investment income of $24,780 and undistributed net investment income of $20,488, respectively)	$ 4,496,055	$ 4,541,982

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Equity Dividend Income

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.03	$ 16.81	$ 16.16	$ 13.32	$ 24.29	$ 25.12
Income from Investment Operations
Net investment income (loss) D	.22	.33	.26	.27	.33	.33
Net realized and unrealized gain (loss)	.98	.21	.63	2.86	(9.72)	1.29
Total from investment operations	1.20	.54	.89	3.13	(9.39)	1.62
Distributions from net investment income	(.20)	(.32)	(.24)	(.29)	(.36)	(.38)
Distributions from net realized gain	-	-	-	-	(1.22)	(2.07)
Total distributions	(.20)	(.32)	(.24)	(.29)	(1.58)	(2.45)
Net asset value, end of period	$ 18.03	$ 17.03	$ 16.81	$ 16.16	$ 13.32	$ 24.29
Total Return B,C	7.07%	3.17%	5.57%	24.07%	(41.13)%	6.90%
Ratios to Average Net Assets E,G
Expenses before reductions	.68% A	.68%	.69%	.75%	.67%	.65%
Expenses net of fee waivers, if any	.68% A	.68%	.69%	.75%	.67%	.65%
Expenses net of all reductions	.67% A	.67%	.69%	.74%	.67%	.65%
Net investment income (loss)	2.46% A	1.83%	1.57%	1.98%	1.70%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$ 4,058	$ 4,198	$ 4,777	$ 5,288	$ 5,212	$ 10,530
Portfolio turnover rate F	78% A	82%	30%	75%	76%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.03	$ 16.82	$ 16.16	$ 13.32	$ 21.42
Income from Investment Operations
Net investment income (loss) D	.24	.35	.28	.29	.17
Net realized and unrealized gain (loss)	.98	.21	.65	2.87	(8.08)
Total from investment operations	1.22	.56	.93	3.16	(7.91)
Distributions from net investment income	(.22)	(.35)	(.27)	(.32)	(.19)
Net asset value, end of period	$ 18.03	$ 17.03	$ 16.82	$ 16.16	$ 13.32
Total Return B,C	7.15%	3.26%	5.80%	24.30%	(37.13)%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.54%	.54%	.56%	.54% A
Expenses net of fee waivers, if any	.54% A	.54%	.54%	.56%	.54% A
Expenses net of all reductions	.53% A	.53%	.54%	.56%	.54% A
Net investment income (loss)	2.60% A	1.96%	1.72%	2.17%	2.11% A
Supplemental Data
Net assets, end of period (in millions)	$ 438	$ 344	$ 368	$ 208	$ 154
Portfolio turnover rate F	78% A	82%	30%	75%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity Dividend Income Fund (the Fund)(formerly Fidelity Equity-Income II Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 318,342
Gross unrealized depreciation	(172,803)
Net unrealized appreciation (depreciation) on securities and other investments	$ 145,539

Tax cost	$ 4,346,925

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (410,732)
2017	(1,009,696)
Total capital loss carryforward	$ (1,420,428)

The Fund intends to elect to defer to its fiscal year ending November 30, 2012 approximately $44,502 of capital losses recognized during the period November 1, 2011 to November 30, 2011.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,815,060 and $2,030,772, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Equity Dividend Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Equity Dividend Income	$ 3,995.19
Class K	106.05
	$ 4,101

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,735.38%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $330. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,806. The weighted average interest rate was .61%. The interest expense amounted to ninety five dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $161 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Fidelity Equity Dividend Income	$ 47,929	$ 85,256
Class K	4,780	6,976
Total	$ 52,709	$ 92,232

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Fidelity Equity Dividend Income
Shares sold	4,736	12,006	$ 85,861	$ 216,001
Reinvestment of distributions	2,549	4,548	45,388	80,768
Shares redeemed	(28,727)	(54,092)	(521,419)	(982,318)
Net increase (decrease)	(21,442)	(37,538)	$ (390,170)	$ (685,549)
Class K
Shares sold	6,360	4,934	$ 115,894	$ 87,259
Reinvestment of distributions	267	394	4,780	6,976
Shares redeemed	(2,513)	(7,042)	(45,596)	(127,297)
Net increase (decrease)	4,114	(1,714)	$ 75,078	$ (33,062)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

EII-USAN-0712
1.786811.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Equity Dividend Income

Fund -
Class K

(formerly Fidelity Equity-Income II Fund)

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Fidelity Equity Dividend Income	.68%
Actual		$ 1,000.00	$ 1,070.70	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.60	$ 3.44
Class K	.54%
Actual		$ 1,000.00	$ 1,071.50	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.30	$ 2.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.0	2.5
Wells Fargo & Co.	3.8	1.8
Microsoft Corp.	3.4	3.4
General Electric Co.	3.3	2.6
AT&T, Inc.	3.2	2.2
IBM Corp.	2.8	0.0
Pfizer, Inc.	2.5	1.8
The Coca-Cola Co.	2.3	2.0
Merck & Co., Inc.	2.3	2.2
Procter & Gamble Co.	2.3	2.9
	29.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.6	14.3
Consumer Staples	15.1	15.3
Information Technology	15.0	12.3
Health Care	11.5	10.3
Consumer Discretionary	11.1	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 99.6%		Stocks 97.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	11.0%	** Foreign investments	10.5%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.6%
Ford Motor Co.	2,741,100	$ 28,946
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	215,100	6,950
Darden Restaurants, Inc.	533,100	27,577
McDonald's Corp.	608,900	54,399
Wyndham Worldwide Corp.	540,200	26,902
		115,828
Media - 3.7%
Comcast Corp. Class A	2,217,400	64,105
The Walt Disney Co.	921,200	42,108
Time Warner Cable, Inc.	434,171	32,736
Time Warner, Inc.	773,143	26,650
		165,599
Multiline Retail - 0.7%
Target Corp.	503,756	29,173
Specialty Retail - 2.7%
Foot Locker, Inc.	1,314,600	41,725
Home Depot, Inc.	1,053,400	51,975
Limited Brands, Inc.	213,200	9,458
Lowe's Companies, Inc.	654,000	17,475
		120,633
Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	263,300	37,136
TOTAL CONSUMER DISCRETIONARY		497,315
CONSUMER STAPLES - 15.1%
Beverages - 4.4%
Anheuser-Busch InBev SA NV ADR	395,100	26,748
Diageo PLC	617,343	14,709
Dr Pepper Snapple Group, Inc.	703,900	29,043
PepsiCo, Inc.	335,571	22,768
The Coca-Cola Co.	1,377,942	102,974
		196,242
Food & Staples Retailing - 1.3%
Safeway, Inc.	172,300	3,277
Sysco Corp.	242,000	6,754
Wal-Mart Stores, Inc.	757,900	49,885
		59,916
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.8%
B&G Foods, Inc. Class A	200,000	$ 4,816
Kraft Foods, Inc. Class A	1,451,841	55,562
Unilever PLC sponsored ADR	722,900	22,829
		83,207
Household Products - 4.2%
Colgate-Palmolive Co.	407,200	40,028
Kimberly-Clark Corp.	346,921	27,528
Procter & Gamble Co.	1,628,005	101,408
Reckitt Benckiser Group PLC	332,300	17,683
		186,647
Tobacco - 3.4%
Altria Group, Inc.	728,400	23,447
British American Tobacco PLC sponsored ADR	146,700	13,802
Imperial Tobacco Group PLC	244,352	8,840
Japan Tobacco, Inc.	4,666	25,963
Lorillard, Inc.	116,100	14,350
Philip Morris International, Inc.	800,259	67,630
		154,032
TOTAL CONSUMER STAPLES		680,044
ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
Atlas Pipeline Partners, LP	296,900	8,907
Bonavista Energy Corp. (d)	254,200	4,359
Chevron Corp.	1,817,170	178,651
Exxon Mobil Corp.	1,118,856	87,976
Legacy Reserves LP	224,100	5,535
Marathon Oil Corp.	585,268	14,579
Marathon Petroleum Corp.	90	3
Occidental Petroleum Corp.	227,100	18,002
Penn West Petroleum Ltd.	366,100	4,884
Royal Dutch Shell PLC Class A sponsored ADR	802,900	49,924
Williams Companies, Inc.	603,700	18,431
		391,251
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 15.6%
Capital Markets - 0.6%
BlackRock, Inc. Class A	50,300	$ 8,591
State Street Corp.	439,300	18,104
		26,695
Commercial Banks - 5.9%
Australia & New Zealand Banking Group Ltd.	401,129	8,166
Commerce Bancshares, Inc.	123,000	4,765
Huntington Bancshares, Inc.	1,836,700	12,012
M&T Bank Corp.	66,400	5,400
U.S. Bancorp	1,905,800	59,289
UMB Financial Corp.	121,700	5,935
Wells Fargo & Co.	5,279,708	169,215
		264,782
Diversified Financial Services - 2.0%
CME Group, Inc.	32,870	8,466
JPMorgan Chase & Co.	2,480,808	82,239
		90,705
Insurance - 2.5%
ACE Ltd.	274,400	19,847
AFLAC, Inc.	321,700	12,894
Allied World Assurance Co. Holdings Ltd.	214,900	16,526
Axis Capital Holdings Ltd.	693,600	22,819
MetLife, Inc.	567,517	16,577
Prudential Financial, Inc.	478,400	22,222
		110,885
Real Estate Investment Trusts - 4.6%
AvalonBay Communities, Inc.	100,800	14,087
Boston Properties, Inc.	134,900	13,885
Camden Property Trust (SBI)	189,073	12,311
DDR Corp.	1,066,500	14,814
Douglas Emmett, Inc.	751,400	16,080
Glimcher Realty Trust	347,100	3,193
Kimco Realty Corp.	618,400	11,100
Lexington Corporate Properties Trust	1,158,100	9,624
Post Properties, Inc.	655,100	31,713
Prologis, Inc.	577,113	18,456
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	243,800	$ 35,965
Ventas, Inc.	470,313	27,664
		208,892
TOTAL FINANCIALS		701,959
HEALTH CARE - 11.5%
Biotechnology - 1.0%
Amgen, Inc.	657,900	45,737
Health Care Equipment & Supplies - 0.6%
Covidien PLC	530,800	27,485
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	455,100	25,381
WellPoint, Inc.	143,500	9,670
		35,051
Pharmaceuticals - 9.1%
Eli Lilly & Co.	812,952	33,290
GlaxoSmithKline PLC	1,743,023	38,624
Johnson & Johnson	1,270,566	79,321
Merck & Co., Inc.	2,723,528	102,350
Pfizer, Inc.	5,099,435	111,525
Roche Holding AG (participation certificate)	131,178	20,529
Sanofi SA	320,927	21,861
		407,500
TOTAL HEALTH CARE		515,773
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	834,900	46,471
Raytheon Co.	389,400	19,595
United Technologies Corp.	386,030	28,609
		94,675
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	746,000	55,905
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	175,311	4,621
Electrical Equipment - 0.5%
Emerson Electric Co.	469,972	21,981
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.9%
3M Co.	342,000	$ 28,868
General Electric Co.	7,773,197	148,390
		177,258
Machinery - 1.4%
Caterpillar, Inc.	144,900	12,696
Illinois Tool Works, Inc.	256,100	14,380
Ingersoll-Rand PLC	715,700	29,566
Stanley Black & Decker, Inc.	63,300	4,194
		60,836
Road & Rail - 1.1%
Union Pacific Corp.	429,700	47,869
TOTAL INDUSTRIALS		463,145
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.0%
Motorola Solutions, Inc.	434,200	20,876
QUALCOMM, Inc.	395,700	22,678
		43,554
Computers & Peripherals - 1.0%
Apple, Inc. (a)	77,500	44,774
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	474,616	14,912
IT Services - 4.7%
Accenture PLC Class A	809,800	46,240
Automatic Data Processing, Inc.	493,700	25,746
Fidelity National Information Services, Inc.	433,900	14,223
IBM Corp.	645,500	124,517
		210,726
Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	1,095,600	39,847
Intel Corp.	3,477,487	89,858
Intersil Corp. Class A	761,900	8,038
Linear Technology Corp.	765,200	22,206
Maxim Integrated Products, Inc.	522,900	13,156
Texas Instruments, Inc.	1,246,500	35,500
		208,605
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.4%
Microsoft Corp.	5,151,926	$ 150,385
TOTAL INFORMATION TECHNOLOGY		672,956
MATERIALS - 1.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	104,700	8,275
Dow Chemical Co.	625,832	19,438
E.I. du Pont de Nemours & Co.	482,200	23,271
Eastman Chemical Co.	266,500	12,408
LyondellBasell Industries NV Class A	592,200	23,368
		86,760
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	4,199,000	143,480
CenturyLink, Inc.	658,900	25,842
		169,322
UTILITIES - 6.6%
Electric Utilities - 5.1%
American Electric Power Co., Inc.	679,677	26,174
Duke Energy Corp.	2,180,600	47,930
Edison International	685,557	30,823
FirstEnergy Corp.	222,430	10,407
NextEra Energy, Inc.	806,572	52,701
Northeast Utilities	198,000	7,130
PPL Corp.	1,228,209	33,616
Southern Co.	467,300	21,454
		230,235
Multi-Utilities - 1.5%
National Grid PLC	1,987,791	19,937
PG&E Corp.	388,900	16,995
Sempra Energy	471,900	30,678
		67,610
TOTAL UTILITIES		297,845
TOTAL COMMON STOCKS (Cost $4,323,699)		4,476,370
Money Market Funds - 0.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	11,301,363	$ 11,301
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,792,900	4,793
TOTAL MONEY MARKET FUNDS (Cost $16,094)		16,094
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,339,793)		4,492,464
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,591
NET ASSETS - 100%		$ 4,496,055
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	330
Total	$ 348
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 497,315	$ 497,315	$ -	$ -
Consumer Staples	680,044	612,849	67,195	-
Energy	391,251	391,251	-	-
Financials	701,959	701,959	-	-
Health Care	515,773	434,759	81,014	-
Industrials	463,145	463,145	-	-
Information Technology	672,956	672,956	-	-
Materials	86,760	86,760	-	-
Telecommunication Services	169,322	169,322	-	-
Utilities	297,845	277,908	19,937	-
Money Market Funds	16,094	16,094	-	-
Total Investments in Securities:	$ 4,492,464	$ 4,324,318	$ 168,146	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.0%
United Kingdom	4.1%
Ireland	2.3%
Switzerland	1.5%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,433) - See accompanying schedule: Unaffiliated issuers (cost $4,323,699)	$ 4,476,370
Fidelity Central Funds (cost $16,094)	16,094
Total Investments (cost $4,339,793)		$ 4,492,464
Foreign currency held at value (cost $139)		139
Receivable for fund shares sold		982
Dividends receivable		17,549
Distributions receivable from Fidelity Central Funds		269
Prepaid expenses		2
Other receivables		348
Total assets		4,511,753

Liabilities
Payable for investments purchased	$ 1,371
Payable for fund shares redeemed	6,650
Accrued management fee	1,755
Other affiliated payables	763
Other payables and accrued expenses	366
Collateral on securities loaned, at value	4,793
Total liabilities		15,698

Net Assets		$ 4,496,055
Net Assets consist of:
Paid in capital		$ 5,617,485
Undistributed net investment income		24,780
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,298,859)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,649
Net Assets		$ 4,496,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Fidelity Equity Dividend Income: Net Asset Value, offering price and redemption price per share ($4,057,874 ÷ 225,105 shares)	$ 18.03

Class K: Net Asset Value, offering price and redemption price per share ($438,181 ÷ 24,308 shares)	$ 18.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 73,054
Income from Fidelity Central Funds		348
Total income		73,402

Expenses
Management fee	$ 10,722
Transfer agent fees	4,101
Accounting and security lending fees	536
Custodian fees and expenses	58
Independent trustees' compensation	15
Appreciation in deferred trustee compensation account	1
Registration fees	65
Audit	39
Legal	9
Interest	1
Miscellaneous	26
Total expenses before reductions	15,573
Expense reductions	(161)	15,412
Net investment income (loss)		57,990
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	171,819
Foreign currency transactions	(138)
Total net realized gain (loss)		171,681
Change in net unrealized appreciation (depreciation) on: Investment securities	92,246
Assets and liabilities in foreign currencies	(43)
Total change in net unrealized appreciation (depreciation)		92,203
Net gain (loss)		263,884
Net increase (decrease) in net assets resulting from operations		$ 321,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,990	$ 93,398
Net realized gain (loss)	171,681	476,531
Change in net unrealized appreciation (depreciation)	92,203	(362,330)
Net increase (decrease) in net assets resulting from operations	321,874	207,599
Distributions to shareholders from net investment income	(52,709)	(92,232)
Share transactions - net increase (decrease)	(315,092)	(718,611)
Total increase (decrease) in net assets	(45,927)	(603,244)

Net Assets
Beginning of period	4,541,982	5,145,226
End of period (including undistributed net investment income of $24,780 and undistributed net investment income of $20,488, respectively)	$ 4,496,055	$ 4,541,982

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Equity Dividend Income

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.03	$ 16.81	$ 16.16	$ 13.32	$ 24.29	$ 25.12
Income from Investment Operations
Net investment income (loss) D	.22	.33	.26	.27	.33	.33
Net realized and unrealized gain (loss)	.98	.21	.63	2.86	(9.72)	1.29
Total from investment operations	1.20	.54	.89	3.13	(9.39)	1.62
Distributions from net investment income	(.20)	(.32)	(.24)	(.29)	(.36)	(.38)
Distributions from net realized gain	-	-	-	-	(1.22)	(2.07)
Total distributions	(.20)	(.32)	(.24)	(.29)	(1.58)	(2.45)
Net asset value, end of period	$ 18.03	$ 17.03	$ 16.81	$ 16.16	$ 13.32	$ 24.29
Total Return B,C	7.07%	3.17%	5.57%	24.07%	(41.13)%	6.90%
Ratios to Average Net Assets E,G
Expenses before reductions	.68% A	.68%	.69%	.75%	.67%	.65%
Expenses net of fee waivers, if any	.68% A	.68%	.69%	.75%	.67%	.65%
Expenses net of all reductions	.67% A	.67%	.69%	.74%	.67%	.65%
Net investment income (loss)	2.46% A	1.83%	1.57%	1.98%	1.70%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$ 4,058	$ 4,198	$ 4,777	$ 5,288	$ 5,212	$ 10,530
Portfolio turnover rate F	78% A	82%	30%	75%	76%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.03	$ 16.82	$ 16.16	$ 13.32	$ 21.42
Income from Investment Operations
Net investment income (loss) D	.24	.35	.28	.29	.17
Net realized and unrealized gain (loss)	.98	.21	.65	2.87	(8.08)
Total from investment operations	1.22	.56	.93	3.16	(7.91)
Distributions from net investment income	(.22)	(.35)	(.27)	(.32)	(.19)
Net asset value, end of period	$ 18.03	$ 17.03	$ 16.82	$ 16.16	$ 13.32
Total Return B,C	7.15%	3.26%	5.80%	24.30%	(37.13)%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.54%	.54%	.56%	.54% A
Expenses net of fee waivers, if any	.54% A	.54%	.54%	.56%	.54% A
Expenses net of all reductions	.53% A	.53%	.54%	.56%	.54% A
Net investment income (loss)	2.60% A	1.96%	1.72%	2.17%	2.11% A
Supplemental Data
Net assets, end of period (in millions)	$ 438	$ 344	$ 368	$ 208	$ 154
Portfolio turnover rate F	78% A	82%	30%	75%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity Dividend Income Fund (the Fund)(formerly Fidelity Equity-Income II Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 318,342
Gross unrealized depreciation	(172,803)
Net unrealized appreciation (depreciation) on securities and other investments	$ 145,539

Tax cost	$ 4,346,925

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (410,732)
2017	(1,009,696)
Total capital loss carryforward	$ (1,420,428)

The Fund intends to elect to defer to its fiscal year ending November 30, 2012 approximately $44,502 of capital losses recognized during the period November 1, 2011 to November 30, 2011.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,815,060 and $2,030,772, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Equity Dividend Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Equity Dividend Income	$ 3,995.19
Class K	106.05
	$ 4,101

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,735.38%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $330. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,806. The weighted average interest rate was .61%. The interest expense amounted to ninety five dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $161 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Fidelity Equity Dividend Income	$ 47,929	$ 85,256
Class K	4,780	6,976
Total	$ 52,709	$ 92,232

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Fidelity Equity Dividend Income
Shares sold	4,736	12,006	$ 85,861	$ 216,001
Reinvestment of distributions	2,549	4,548	45,388	80,768
Shares redeemed	(28,727)	(54,092)	(521,419)	(982,318)
Net increase (decrease)	(21,442)	(37,538)	$ (390,170)	$ (685,549)
Class K
Shares sold	6,360	4,934	$ 115,894	$ 87,259
Reinvestment of distributions	267	394	4,780	6,976
Shares redeemed	(2,513)	(7,042)	(45,596)	(127,297)
Net increase (decrease)	4,114	(1,714)	$ 75,078	$ (33,062)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

EII-K-USAN-0712
1.863199.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Independence

Fund

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Independence	.90%
Actual		$ 1,000.00	$ 1,055.70	$ 4.63
Hypothetical A		$ 1,000.00	$ 1,020.50	$ 4.55
Class K	.78%
Actual		$ 1,000.00	$ 1,056.70	$ 4.01
Hypothetical A		$ 1,000.00	$ 1,021.10	$ 3.94

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.1	4.3
United Continental Holdings, Inc.	3.2	2.4
Delta Air Lines, Inc.	2.4	1.7
Pioneer Natural Resources Co.	2.1	2.2
TJX Companies, Inc.	1.8	0.8
Macy's, Inc.	1.8	1.5
Concho Resources, Inc.	1.8	2.0
Continental Resources, Inc.	1.7	1.6
Vertex Pharmaceuticals, Inc.	1.6	0.7
UnitedHealth Group, Inc.	1.6	1.2
	26.1
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.2	23.4
Information Technology	22.2	16.4
Health Care	13.9	9.9
Industrials	11.1	11.2
Energy	10.3	19.3
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 99.8%		Stocks 92.0%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 7.8%
* Foreign investments	12.4%	** Foreign investments	15.7%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.2%
Auto Components - 1.5%
BorgWarner, Inc. (a)	125,000	$ 8,969
Delphi Automotive PLC	400,000	11,612
TRW Automotive Holdings Corp. (a)	782,200	30,169
		50,750
Automobiles - 0.6%
Harley-Davidson, Inc.	400,000	19,272
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc.	430,000	5,814
Las Vegas Sands Corp.	300,000	13,854
Panera Bread Co. Class A (a)	161,600	23,747
Yum! Brands, Inc.	293,300	20,637
		64,052
Household Durables - 3.4%
D.R. Horton, Inc.	1,475,000	24,485
KB Home (d)	1,532,709	11,112
PulteGroup, Inc. (a)	4,888,400	45,755
Toll Brothers, Inc. (a)	1,251,057	34,129
		115,481
Internet & Catalog Retail - 1.3%
Expedia, Inc.	500,000	22,945
Priceline.com, Inc. (a)	35,000	21,892
		44,837
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	200,000	15,194
Media - 1.9%
CBS Corp. Class B	782,200	24,968
The Walt Disney Co.	875,500	40,019
		64,987
Multiline Retail - 2.6%
Dollar Tree, Inc. (a)	244,400	25,217
Macy's, Inc.	1,613,200	61,382
		86,599
Specialty Retail - 7.2%
Dick's Sporting Goods, Inc.	300,000	13,950
Home Depot, Inc.	977,700	48,240
Limited Brands, Inc.	1,026,600	45,540
Lowe's Companies, Inc.	1,200,000	32,064
O'Reilly Automotive, Inc. (a)	100,000	9,579
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PetSmart, Inc.	393,300	$ 25,344
Pier 1 Imports, Inc.	500,000	8,150
TJX Companies, Inc.	1,466,500	62,268
		245,135
Textiles, Apparel & Luxury Goods - 6.4%
Arezzo Industria e Comercio SA	796,000	11,643
Burberry Group PLC	600,000	12,696
Coach, Inc.	400,000	26,980
Crocs, Inc. (a)	600,000	10,146
Michael Kors Holdings Ltd.	221,100	8,707
Michael Kors Holdings Ltd. (e)	535,647	18,984
NIKE, Inc. Class B	293,300	31,729
Prada SpA	2,000,000	12,317
PVH Corp.	245,200	19,861
Ralph Lauren Corp.	150,000	22,320
Under Armour, Inc. Class A (sub. vtg.) (a)	140,000	14,102
Vera Bradley, Inc. (a)(d)	283,889	6,209
VF Corp.	160,000	22,566
		218,260
TOTAL CONSUMER DISCRETIONARY		924,567
CONSUMER STAPLES - 4.0%
Beverages - 1.0%
Monster Beverage Corp. (a)	486,600	35,327
Food & Staples Retailing - 0.2%
Drogasil SA	717,032	6,630
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)	1,024,300	24,173
Orion Corp.	10,000	8,149
		32,322
Personal Products - 1.1%
Hengan International Group Co. Ltd.	2,425,500	23,203
Nu Skin Enterprises, Inc. Class A	342,200	14,674
		37,877
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	150,000	$ 14,112
Souza Cruz SA	700,000	9,371
		23,483
TOTAL CONSUMER STAPLES		135,639
ENERGY - 10.3%
Energy Equipment & Services - 0.9%
Cameron International Corp. (a)	265,000	12,108
Ensco PLC Class A	100,000	4,491
McDermott International, Inc. (a)	600,000	6,090
Noble Corp.	300,000	9,381
		32,070
Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.	491,100	29,957
Concho Resources, Inc. (a)	693,000	60,804
Continental Resources, Inc. (a)	798,200	58,157
EOG Resources, Inc.	100,000	9,930
Genel Energy PLC	638,500	6,237
Kosmos Energy Ltd.	367,500	3,829
Oasis Petroleum, Inc. (a)(d)	586,600	15,070
Occidental Petroleum Corp.	238,800	18,930
Pioneer Natural Resources Co.	751,500	72,670
SM Energy Co.	200,000	10,818
Whiting Petroleum Corp. (a)	300,400	12,980
Williams Companies, Inc.	600,000	18,318
		317,700
TOTAL ENERGY		349,770
FINANCIALS - 6.1%
Capital Markets - 2.0%
Apollo Global Management LLC Class A	2,543,700	29,685
Morgan Stanley	2,933,100	39,186
		68,871
Diversified Financial Services - 3.4%
Bank of America Corp.	1,500,000	11,025
Citigroup, Inc.	1,750,000	46,393
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	1,150,000	$ 38,123
Moody's Corp.	500,000	18,295
		113,836
Real Estate Investment Trusts - 0.4%
American Tower Corp.	193,300	12,541
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	400,000	6,580
Thrifts & Mortgage Finance - 0.1%
Nationstar Mortgage Holdings, Inc.	200,000	3,834
TOTAL FINANCIALS		205,662
HEALTH CARE - 13.9%
Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (a)	314,400	28,475
Biogen Idec, Inc. (a)	300,000	39,225
Clovis Oncology, Inc.	164,600	2,932
Gilead Sciences, Inc. (a)	400,000	19,980
InterMune, Inc. (a)	250,000	2,608
Medivation, Inc. (a)	200,000	16,846
Progenics Pharmaceuticals, Inc. (a)	100,000	866
Synageva BioPharma Corp. (a)	100,000	3,901
Vertex Pharmaceuticals, Inc. (a)	920,700	55,279
		170,112
Health Care Providers & Services - 4.2%
Express Scripts Holding Co. (a)	300,000	15,657
Health Net, Inc. (a)	250,000	6,405
HMS Holdings Corp. (a)	796,300	21,333
Humana, Inc.	557,900	42,618
UnitedHealth Group, Inc.	979,900	54,649
		140,662
Health Care Technology - 0.8%
SXC Health Solutions Corp. (a)	293,300	26,949
Pharmaceuticals - 3.9%
Allergan, Inc.	150,000	13,538
Elan Corp. PLC sponsored ADR (a)	2,053,100	28,661
Perrigo Co.	150,000	15,584
Shire PLC sponsored ADR	314,200	26,522
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	825,560	$ 40,341
ViroPharma, Inc. (a)	400,000	8,056
		132,702
TOTAL HEALTH CARE		470,425
INDUSTRIALS - 11.1%
Airlines - 7.5%
Copa Holdings SA Class A	263,000	21,834
Delta Air Lines, Inc. (a)	6,661,775	80,607
Southwest Airlines Co.	699,800	6,319
United Continental Holdings, Inc. (a)	4,344,100	109,341
US Airways Group, Inc. (a)(d)	2,750,000	36,355
		254,456
Building Products - 0.5%
Owens Corning (a)	488,800	15,084
Commercial Services & Supplies - 0.5%
Aggreko PLC	400,000	13,600
Swisher Hygiene, Inc. (a)	1,531,745	2,743
		16,343
Construction & Engineering - 0.3%
MasTec, Inc. (a)	300,000	4,905
Quanta Services, Inc. (a)	300,000	6,774
		11,679
Electrical Equipment - 0.2%
Hubbell, Inc. Class B	100,000	7,892
Machinery - 0.5%
Chart Industries, Inc. (a)	150,000	9,369
Kennametal, Inc.	191,100	6,643
		16,012
Marine - 0.0%
DryShips, Inc. (a)	500,000	1,105
Professional Services - 1.0%
Qualicorp SA	1,386,000	11,820
Robert Half International, Inc.	782,200	22,230
		34,050
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A (a)(d)	498,200	$ 10,427
Mills Estruturas e Servicos de Engenharia SA	801,000	9,830
		20,257
TOTAL INDUSTRIALS		376,878
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)	300,000	6,864
Cisco Systems, Inc.	644,200	10,520
QUALCOMM, Inc.	800,000	45,848
Riverbed Technology, Inc. (a)	250,000	4,100
		67,332
Computers & Peripherals - 8.9%
3D Systems Corp. (a)(d)	225,000	6,840
Apple, Inc. (a)	474,300	274,016
EMC Corp. (a)	600,000	14,310
Lenovo Group Ltd.	9,048,000	7,694
		302,860
Internet Software & Services - 2.8%
Bankrate, Inc. (d)	571,600	9,934
Cornerstone OnDemand, Inc. (a)	283,600	5,686
eBay, Inc. (a)	200,000	7,838
Facebook, Inc. Class B (a)(e)	171,740	4,580
IAC/InterActiveCorp	350,000	15,722
Liquidity Services, Inc. (a)	400,000	25,556
Rackspace Hosting, Inc. (a)	225,000	11,131
VeriSign, Inc.	400,000	15,292
		95,739
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	191,700	11,167
MasterCard, Inc. Class A	13,200	5,366
Teradata Corp. (a)	200,000	13,296
Visa, Inc. Class A	150,000	17,280
		47,109
Semiconductors & Semiconductor Equipment - 3.4%
ASML Holding NV	488,800	22,392
Freescale Semiconductor Holdings I Ltd.	1,260,800	11,599
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	2,050,000	$ 52,972
NXP Semiconductors NV (a)	1,248,100	26,347
		113,310
Software - 3.7%
Ariba, Inc. (a)	400,000	17,972
Citrix Systems, Inc. (a)	450,000	32,886
CommVault Systems, Inc. (a)	250,000	11,718
Informatica Corp. (a)	718,500	29,767
Microsoft Corp.	400,000	11,676
RealPage, Inc. (a)	275,941	4,926
salesforce.com, Inc. (a)	50,000	6,931
Splunk, Inc.	6,900	225
VMware, Inc. Class A (a)	100,000	9,301
		125,402
TOTAL INFORMATION TECHNOLOGY		751,752
MATERIALS - 4.4%
Chemicals - 4.1%
Celanese Corp. Class A	150,000	5,972
CF Industries Holdings, Inc.	155,900	26,653
Dow Chemical Co.	408,400	12,685
Eastman Chemical Co.	400,000	18,624
FMC Corp.	300,000	15,291
Huntsman Corp.	600,000	7,680
LyondellBasell Industries NV Class A	471,500	18,605
PetroLogistics LP	350,000	4,900
Rockwood Holdings, Inc. (a)	253,300	12,260
Westlake Chemical Corp. (d)	317,700	17,311
		139,981
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	525,000	9,195
TOTAL MATERIALS		149,176
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	400,000	20,780
TOTAL COMMON STOCKS (Cost $3,047,965)		3,384,649
Money Market Funds - 1.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	6,433,937	$ 6,434
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	28,634,358	28,634
TOTAL MONEY MARKET FUNDS (Cost $35,068)		35,068
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,083,033)		3,419,717
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(28,639)
NET ASSETS - 100%		$ 3,391,078
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,564,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 4,294
Michael Kors Holdings Ltd.	7/8/11	$ 6,492
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27
Fidelity Securities Lending Cash Central Fund	460
Total	$ 487
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 924,567	$ 892,887	$ 31,680	$ -
Consumer Staples	135,639	135,639	-	-
Energy	349,770	343,533	6,237	-
Financials	205,662	205,662	-	-
Health Care	470,425	470,425	-	-
Industrials	376,878	360,535	16,343	-
Information Technology	751,752	747,172	4,580	-
Materials	149,176	149,176	-	-
Telecommunication Services	20,780	20,780	-	-
Money Market Funds	35,068	35,068	-	-
Total Investments in Securities:	$ 3,419,717	$ 3,360,877	$ 58,840	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,794
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(8,500)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(4,294)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.6%
Canada	2.3%
Netherlands	2.0%
Brazil	1.4%
United Kingdom	1.3%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,864) - See accompanying schedule: Unaffiliated issuers (cost $3,047,965)	$ 3,384,649
Fidelity Central Funds (cost $35,068)	35,068
Total Investments (cost $3,083,033)		$ 3,419,717
Foreign currency held at value (cost $275)		275
Receivable for investments sold		6,617
Receivable for fund shares sold		635
Dividends receivable		2,761
Distributions receivable from Fidelity Central Funds		49
Prepaid expenses		2
Other receivables		126
Total assets		3,430,182

Liabilities
Payable for investments purchased	$ 6,053
Payable for fund shares redeemed	2,256
Accrued management fee	1,429
Other affiliated payables	558
Other payables and accrued expenses	174
Collateral on securities loaned, at value	28,634
Total liabilities		39,104

Net Assets		$ 3,391,078
Net Assets consist of:
Paid in capital		$ 3,900,263
Accumulated net investment loss		(4,271)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(841,587)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		336,673
Net Assets		$ 3,391,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($3,038,026 ÷ 129,117.7 shares)	$ 23.53

Class K: Net Asset Value, offering price and redemption price per share ($353,052 ÷ 14,994.7 shares)	$ 23.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 13,583
Income from Fidelity Central Funds		487
Total income		14,070

Expenses
Management fee Basic fee	$ 10,094
Performance adjustment	2,432
Transfer agent fees	2,956
Accounting and security lending fees	518
Custodian fees and expenses	16
Independent trustees' compensation	12
Registration fees	47
Audit	35
Legal	9
Miscellaneous	24
Total expenses before reductions	16,143
Expense reductions	(143)	16,000
Net investment income (loss)		(1,930)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	109,405
Foreign currency transactions	(236)
Total net realized gain (loss)		109,169
Change in net unrealized appreciation (depreciation) on: Investment securities	93,534
Assets and liabilities in foreign currencies	98
Total change in net unrealized appreciation (depreciation)		93,632
Net gain (loss)		202,801
Net increase (decrease) in net assets resulting from operations		$ 200,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,930)	$ 9,186
Net realized gain (loss)	109,169	543,773
Change in net unrealized appreciation (depreciation)	93,632	(682,954)
Net increase (decrease) in net assets resulting from operations	200,871	(129,995)
Distributions to shareholders from net investment income	(9,642)	-
Share transactions - net increase (decrease)	(359,148)	(542,641)
Total increase (decrease) in net assets	(167,919)	(672,636)

Net Assets
Beginning of period	3,558,997	4,231,633
End of period (including accumulated net investment loss of $4,271 and undistributed net investment income of $7,301, respectively)	$ 3,391,078	$ 3,558,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.35	$ 23.29	$ 19.10	$ 14.17	$ 27.60	$ 22.03
Income from Investment Operations
Net investment income (loss) D	(.01)	.05 G	(.03)	.06	.08	.07
Net realized and unrealized gain (loss)	1.25	(.99)	4.26	4.96	(12.75)	5.60
Total from investment operations	1.24	(.94)	4.23	5.02	(12.67)	5.67
Distributions from net investment income	(.06)	-	(.03)	(.09)	(.01)	(.10)
Distributions from net realized gain	-	-	(.01)	-	(.75)	-
Total distributions	(.06)	-	(.04)	(.09)	(.76)	(.10)
Net asset value, end of period	$ 23.53	$ 22.35	$ 23.29	$ 19.10	$ 14.17	$ 27.60
Total Return B,C	5.57%	(4.04)%	22.18%	35.62%	(47.19)%	25.85%
Ratios to Average Net Assets E,H
Expenses before reductions	.90% A	.70%	.92%	.92%	.91%	.90%
Expenses net of fee waivers, if any	.90% A	.70%	.92%	.92%	.91%	.90%
Expenses net of all reductions	.90% A	.70%	.92%	.91%	.90%	.89%
Net investment income (loss)	(.12)% A	.21% G	(.16)%	.36%	.34%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 3,038	$ 3,272	$ 3,988	$ 3,824	$ 3,407	$ 5,899
Portfolio turnover rate F	105% A	93%	103%	173%	173%	175%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.39	$ 23.31	$ 19.12	$ 14.18	$ 28.56
Income from Investment Operations
Net investment income (loss) D	- J	.08 G	- J	.09	.09
Net realized and unrealized gain (loss)	1.26	(1.00)	4.26	4.96	(14.47)
Total from investment operations	1.26	(.92)	4.26	5.05	(14.38)
Distributions from net investment income	(.10)	-	(.07)	(.11)	-
Distributions from net realized gain	-	-	(.01)	-	-
Total distributions	(.10)	-	(.07) K	(.11)	-
Net asset value, end of period	$ 23.55	$ 22.39	$ 23.31	$ 19.12	$ 14.18
Total Return B,C	5.67%	(3.95)%	22.37%	35.94%	(50.35)%
Ratios to Average Net Assets E,I
Expenses before reductions	.78% A	.57%	.78%	.73%	.79% A
Expenses net of fee waivers, if any	.78% A	.57%	.78%	.73%	.79% A
Expenses net of all reductions	.77% A	.57%	.77%	.72%	.78% A
Net investment income (loss)	.01% A	.34%G	(.01)%	.56%	1.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 353	$ 287	$ 243	$ 178	$ 78
Portfolio turnover rate F	105% A	93%	103%	173%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2011, dividend income has been reduced $3,940,010 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensations, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 576,802
Gross unrealized depreciation	(245,444)
Net unrealized appreciation (depreciation) on securities and other investments	$ 331,358

Tax cost	$ 3,088,359

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (170,413,000)
2017	(772,898,000)
Total capital loss carryforward	$ (943,311,000)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,847,852 and $1,942,603, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Independence	$ 2,870.17
Class K	86.05
	$ 2,956

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,436.40%		$ -*

* Amount represents three hundred and seventy-eight dollars.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $460, including $1 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $143 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Independence	$ 8,340	$ -
Class K	1,302	-
Total	$ 9,642	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Independence
Shares sold	2,853	10,435	$ 69,082	$ 255,584
Reinvestment of distributions	385	-	8,196	-
Shares redeemed	(20,553)	(35,226)	(491,052)	(854,587)
Net increase (decrease)	(17,315)	(24,791)	$ (413,774)	$ (599,003)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class K
Shares sold	4,352	5,587	$ 105,348	$ 134,810
Reinvestment of distributions	61	-	1,302	-
Shares redeemed	(2,217)	(3,230)	(52,024)	(78,448)
Net increase (decrease)	2,196	2,357	$ 54,626	$ 56,362

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(UK) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FRE-USAN-0712
1.786813.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Independence

Fund -
Class K

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Independence	.90%
Actual		$ 1,000.00	$ 1,055.70	$ 4.63
Hypothetical A		$ 1,000.00	$ 1,020.50	$ 4.55
Class K	.78%
Actual		$ 1,000.00	$ 1,056.70	$ 4.01
Hypothetical A		$ 1,000.00	$ 1,021.10	$ 3.94

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.1	4.3
United Continental Holdings, Inc.	3.2	2.4
Delta Air Lines, Inc.	2.4	1.7
Pioneer Natural Resources Co.	2.1	2.2
TJX Companies, Inc.	1.8	0.8
Macy's, Inc.	1.8	1.5
Concho Resources, Inc.	1.8	2.0
Continental Resources, Inc.	1.7	1.6
Vertex Pharmaceuticals, Inc.	1.6	0.7
UnitedHealth Group, Inc.	1.6	1.2
	26.1
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.2	23.4
Information Technology	22.2	16.4
Health Care	13.9	9.9
Industrials	11.1	11.2
Energy	10.3	19.3
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 99.8%		Stocks 92.0%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 7.8%
* Foreign investments	12.4%	** Foreign investments	15.7%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.2%
Auto Components - 1.5%
BorgWarner, Inc. (a)	125,000	$ 8,969
Delphi Automotive PLC	400,000	11,612
TRW Automotive Holdings Corp. (a)	782,200	30,169
		50,750
Automobiles - 0.6%
Harley-Davidson, Inc.	400,000	19,272
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc.	430,000	5,814
Las Vegas Sands Corp.	300,000	13,854
Panera Bread Co. Class A (a)	161,600	23,747
Yum! Brands, Inc.	293,300	20,637
		64,052
Household Durables - 3.4%
D.R. Horton, Inc.	1,475,000	24,485
KB Home (d)	1,532,709	11,112
PulteGroup, Inc. (a)	4,888,400	45,755
Toll Brothers, Inc. (a)	1,251,057	34,129
		115,481
Internet & Catalog Retail - 1.3%
Expedia, Inc.	500,000	22,945
Priceline.com, Inc. (a)	35,000	21,892
		44,837
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	200,000	15,194
Media - 1.9%
CBS Corp. Class B	782,200	24,968
The Walt Disney Co.	875,500	40,019
		64,987
Multiline Retail - 2.6%
Dollar Tree, Inc. (a)	244,400	25,217
Macy's, Inc.	1,613,200	61,382
		86,599
Specialty Retail - 7.2%
Dick's Sporting Goods, Inc.	300,000	13,950
Home Depot, Inc.	977,700	48,240
Limited Brands, Inc.	1,026,600	45,540
Lowe's Companies, Inc.	1,200,000	32,064
O'Reilly Automotive, Inc. (a)	100,000	9,579
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PetSmart, Inc.	393,300	$ 25,344
Pier 1 Imports, Inc.	500,000	8,150
TJX Companies, Inc.	1,466,500	62,268
		245,135
Textiles, Apparel & Luxury Goods - 6.4%
Arezzo Industria e Comercio SA	796,000	11,643
Burberry Group PLC	600,000	12,696
Coach, Inc.	400,000	26,980
Crocs, Inc. (a)	600,000	10,146
Michael Kors Holdings Ltd.	221,100	8,707
Michael Kors Holdings Ltd. (e)	535,647	18,984
NIKE, Inc. Class B	293,300	31,729
Prada SpA	2,000,000	12,317
PVH Corp.	245,200	19,861
Ralph Lauren Corp.	150,000	22,320
Under Armour, Inc. Class A (sub. vtg.) (a)	140,000	14,102
Vera Bradley, Inc. (a)(d)	283,889	6,209
VF Corp.	160,000	22,566
		218,260
TOTAL CONSUMER DISCRETIONARY		924,567
CONSUMER STAPLES - 4.0%
Beverages - 1.0%
Monster Beverage Corp. (a)	486,600	35,327
Food & Staples Retailing - 0.2%
Drogasil SA	717,032	6,630
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)	1,024,300	24,173
Orion Corp.	10,000	8,149
		32,322
Personal Products - 1.1%
Hengan International Group Co. Ltd.	2,425,500	23,203
Nu Skin Enterprises, Inc. Class A	342,200	14,674
		37,877
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	150,000	$ 14,112
Souza Cruz SA	700,000	9,371
		23,483
TOTAL CONSUMER STAPLES		135,639
ENERGY - 10.3%
Energy Equipment & Services - 0.9%
Cameron International Corp. (a)	265,000	12,108
Ensco PLC Class A	100,000	4,491
McDermott International, Inc. (a)	600,000	6,090
Noble Corp.	300,000	9,381
		32,070
Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.	491,100	29,957
Concho Resources, Inc. (a)	693,000	60,804
Continental Resources, Inc. (a)	798,200	58,157
EOG Resources, Inc.	100,000	9,930
Genel Energy PLC	638,500	6,237
Kosmos Energy Ltd.	367,500	3,829
Oasis Petroleum, Inc. (a)(d)	586,600	15,070
Occidental Petroleum Corp.	238,800	18,930
Pioneer Natural Resources Co.	751,500	72,670
SM Energy Co.	200,000	10,818
Whiting Petroleum Corp. (a)	300,400	12,980
Williams Companies, Inc.	600,000	18,318
		317,700
TOTAL ENERGY		349,770
FINANCIALS - 6.1%
Capital Markets - 2.0%
Apollo Global Management LLC Class A	2,543,700	29,685
Morgan Stanley	2,933,100	39,186
		68,871
Diversified Financial Services - 3.4%
Bank of America Corp.	1,500,000	11,025
Citigroup, Inc.	1,750,000	46,393
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	1,150,000	$ 38,123
Moody's Corp.	500,000	18,295
		113,836
Real Estate Investment Trusts - 0.4%
American Tower Corp.	193,300	12,541
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	400,000	6,580
Thrifts & Mortgage Finance - 0.1%
Nationstar Mortgage Holdings, Inc.	200,000	3,834
TOTAL FINANCIALS		205,662
HEALTH CARE - 13.9%
Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (a)	314,400	28,475
Biogen Idec, Inc. (a)	300,000	39,225
Clovis Oncology, Inc.	164,600	2,932
Gilead Sciences, Inc. (a)	400,000	19,980
InterMune, Inc. (a)	250,000	2,608
Medivation, Inc. (a)	200,000	16,846
Progenics Pharmaceuticals, Inc. (a)	100,000	866
Synageva BioPharma Corp. (a)	100,000	3,901
Vertex Pharmaceuticals, Inc. (a)	920,700	55,279
		170,112
Health Care Providers & Services - 4.2%
Express Scripts Holding Co. (a)	300,000	15,657
Health Net, Inc. (a)	250,000	6,405
HMS Holdings Corp. (a)	796,300	21,333
Humana, Inc.	557,900	42,618
UnitedHealth Group, Inc.	979,900	54,649
		140,662
Health Care Technology - 0.8%
SXC Health Solutions Corp. (a)	293,300	26,949
Pharmaceuticals - 3.9%
Allergan, Inc.	150,000	13,538
Elan Corp. PLC sponsored ADR (a)	2,053,100	28,661
Perrigo Co.	150,000	15,584
Shire PLC sponsored ADR	314,200	26,522
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	825,560	$ 40,341
ViroPharma, Inc. (a)	400,000	8,056
		132,702
TOTAL HEALTH CARE		470,425
INDUSTRIALS - 11.1%
Airlines - 7.5%
Copa Holdings SA Class A	263,000	21,834
Delta Air Lines, Inc. (a)	6,661,775	80,607
Southwest Airlines Co.	699,800	6,319
United Continental Holdings, Inc. (a)	4,344,100	109,341
US Airways Group, Inc. (a)(d)	2,750,000	36,355
		254,456
Building Products - 0.5%
Owens Corning (a)	488,800	15,084
Commercial Services & Supplies - 0.5%
Aggreko PLC	400,000	13,600
Swisher Hygiene, Inc. (a)	1,531,745	2,743
		16,343
Construction & Engineering - 0.3%
MasTec, Inc. (a)	300,000	4,905
Quanta Services, Inc. (a)	300,000	6,774
		11,679
Electrical Equipment - 0.2%
Hubbell, Inc. Class B	100,000	7,892
Machinery - 0.5%
Chart Industries, Inc. (a)	150,000	9,369
Kennametal, Inc.	191,100	6,643
		16,012
Marine - 0.0%
DryShips, Inc. (a)	500,000	1,105
Professional Services - 1.0%
Qualicorp SA	1,386,000	11,820
Robert Half International, Inc.	782,200	22,230
		34,050
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A (a)(d)	498,200	$ 10,427
Mills Estruturas e Servicos de Engenharia SA	801,000	9,830
		20,257
TOTAL INDUSTRIALS		376,878
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)	300,000	6,864
Cisco Systems, Inc.	644,200	10,520
QUALCOMM, Inc.	800,000	45,848
Riverbed Technology, Inc. (a)	250,000	4,100
		67,332
Computers & Peripherals - 8.9%
3D Systems Corp. (a)(d)	225,000	6,840
Apple, Inc. (a)	474,300	274,016
EMC Corp. (a)	600,000	14,310
Lenovo Group Ltd.	9,048,000	7,694
		302,860
Internet Software & Services - 2.8%
Bankrate, Inc. (d)	571,600	9,934
Cornerstone OnDemand, Inc. (a)	283,600	5,686
eBay, Inc. (a)	200,000	7,838
Facebook, Inc. Class B (a)(e)	171,740	4,580
IAC/InterActiveCorp	350,000	15,722
Liquidity Services, Inc. (a)	400,000	25,556
Rackspace Hosting, Inc. (a)	225,000	11,131
VeriSign, Inc.	400,000	15,292
		95,739
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	191,700	11,167
MasterCard, Inc. Class A	13,200	5,366
Teradata Corp. (a)	200,000	13,296
Visa, Inc. Class A	150,000	17,280
		47,109
Semiconductors & Semiconductor Equipment - 3.4%
ASML Holding NV	488,800	22,392
Freescale Semiconductor Holdings I Ltd.	1,260,800	11,599
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	2,050,000	$ 52,972
NXP Semiconductors NV (a)	1,248,100	26,347
		113,310
Software - 3.7%
Ariba, Inc. (a)	400,000	17,972
Citrix Systems, Inc. (a)	450,000	32,886
CommVault Systems, Inc. (a)	250,000	11,718
Informatica Corp. (a)	718,500	29,767
Microsoft Corp.	400,000	11,676
RealPage, Inc. (a)	275,941	4,926
salesforce.com, Inc. (a)	50,000	6,931
Splunk, Inc.	6,900	225
VMware, Inc. Class A (a)	100,000	9,301
		125,402
TOTAL INFORMATION TECHNOLOGY		751,752
MATERIALS - 4.4%
Chemicals - 4.1%
Celanese Corp. Class A	150,000	5,972
CF Industries Holdings, Inc.	155,900	26,653
Dow Chemical Co.	408,400	12,685
Eastman Chemical Co.	400,000	18,624
FMC Corp.	300,000	15,291
Huntsman Corp.	600,000	7,680
LyondellBasell Industries NV Class A	471,500	18,605
PetroLogistics LP	350,000	4,900
Rockwood Holdings, Inc. (a)	253,300	12,260
Westlake Chemical Corp. (d)	317,700	17,311
		139,981
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	525,000	9,195
TOTAL MATERIALS		149,176
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	400,000	20,780
TOTAL COMMON STOCKS (Cost $3,047,965)		3,384,649
Money Market Funds - 1.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	6,433,937	$ 6,434
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	28,634,358	28,634
TOTAL MONEY MARKET FUNDS (Cost $35,068)		35,068
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,083,033)		3,419,717
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(28,639)
NET ASSETS - 100%		$ 3,391,078
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,564,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 4,294
Michael Kors Holdings Ltd.	7/8/11	$ 6,492
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27
Fidelity Securities Lending Cash Central Fund	460
Total	$ 487
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 924,567	$ 892,887	$ 31,680	$ -
Consumer Staples	135,639	135,639	-	-
Energy	349,770	343,533	6,237	-
Financials	205,662	205,662	-	-
Health Care	470,425	470,425	-	-
Industrials	376,878	360,535	16,343	-
Information Technology	751,752	747,172	4,580	-
Materials	149,176	149,176	-	-
Telecommunication Services	20,780	20,780	-	-
Money Market Funds	35,068	35,068	-	-
Total Investments in Securities:	$ 3,419,717	$ 3,360,877	$ 58,840	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,794
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(8,500)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(4,294)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.6%
Canada	2.3%
Netherlands	2.0%
Brazil	1.4%
United Kingdom	1.3%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,864) - See accompanying schedule: Unaffiliated issuers (cost $3,047,965)	$ 3,384,649
Fidelity Central Funds (cost $35,068)	35,068
Total Investments (cost $3,083,033)		$ 3,419,717
Foreign currency held at value (cost $275)		275
Receivable for investments sold		6,617
Receivable for fund shares sold		635
Dividends receivable		2,761
Distributions receivable from Fidelity Central Funds		49
Prepaid expenses		2
Other receivables		126
Total assets		3,430,182

Liabilities
Payable for investments purchased	$ 6,053
Payable for fund shares redeemed	2,256
Accrued management fee	1,429
Other affiliated payables	558
Other payables and accrued expenses	174
Collateral on securities loaned, at value	28,634
Total liabilities		39,104

Net Assets		$ 3,391,078
Net Assets consist of:
Paid in capital		$ 3,900,263
Accumulated net investment loss		(4,271)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(841,587)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		336,673
Net Assets		$ 3,391,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($3,038,026 ÷ 129,117.7 shares)	$ 23.53

Class K: Net Asset Value, offering price and redemption price per share ($353,052 ÷ 14,994.7 shares)	$ 23.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 13,583
Income from Fidelity Central Funds		487
Total income		14,070

Expenses
Management fee Basic fee	$ 10,094
Performance adjustment	2,432
Transfer agent fees	2,956
Accounting and security lending fees	518
Custodian fees and expenses	16
Independent trustees' compensation	12
Registration fees	47
Audit	35
Legal	9
Miscellaneous	24
Total expenses before reductions	16,143
Expense reductions	(143)	16,000
Net investment income (loss)		(1,930)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	109,405
Foreign currency transactions	(236)
Total net realized gain (loss)		109,169
Change in net unrealized appreciation (depreciation) on: Investment securities	93,534
Assets and liabilities in foreign currencies	98
Total change in net unrealized appreciation (depreciation)		93,632
Net gain (loss)		202,801
Net increase (decrease) in net assets resulting from operations		$ 200,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,930)	$ 9,186
Net realized gain (loss)	109,169	543,773
Change in net unrealized appreciation (depreciation)	93,632	(682,954)
Net increase (decrease) in net assets resulting from operations	200,871	(129,995)
Distributions to shareholders from net investment income	(9,642)	-
Share transactions - net increase (decrease)	(359,148)	(542,641)
Total increase (decrease) in net assets	(167,919)	(672,636)

Net Assets
Beginning of period	3,558,997	4,231,633
End of period (including accumulated net investment loss of $4,271 and undistributed net investment income of $7,301, respectively)	$ 3,391,078	$ 3,558,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.35	$ 23.29	$ 19.10	$ 14.17	$ 27.60	$ 22.03
Income from Investment Operations
Net investment income (loss) D	(.01)	.05 G	(.03)	.06	.08	.07
Net realized and unrealized gain (loss)	1.25	(.99)	4.26	4.96	(12.75)	5.60
Total from investment operations	1.24	(.94)	4.23	5.02	(12.67)	5.67
Distributions from net investment income	(.06)	-	(.03)	(.09)	(.01)	(.10)
Distributions from net realized gain	-	-	(.01)	-	(.75)	-
Total distributions	(.06)	-	(.04)	(.09)	(.76)	(.10)
Net asset value, end of period	$ 23.53	$ 22.35	$ 23.29	$ 19.10	$ 14.17	$ 27.60
Total Return B,C	5.57%	(4.04)%	22.18%	35.62%	(47.19)%	25.85%
Ratios to Average Net Assets E,H
Expenses before reductions	.90% A	.70%	.92%	.92%	.91%	.90%
Expenses net of fee waivers, if any	.90% A	.70%	.92%	.92%	.91%	.90%
Expenses net of all reductions	.90% A	.70%	.92%	.91%	.90%	.89%
Net investment income (loss)	(.12)% A	.21% G	(.16)%	.36%	.34%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 3,038	$ 3,272	$ 3,988	$ 3,824	$ 3,407	$ 5,899
Portfolio turnover rate F	105% A	93%	103%	173%	173%	175%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.39	$ 23.31	$ 19.12	$ 14.18	$ 28.56
Income from Investment Operations
Net investment income (loss) D	- J	.08 G	- J	.09	.09
Net realized and unrealized gain (loss)	1.26	(1.00)	4.26	4.96	(14.47)
Total from investment operations	1.26	(.92)	4.26	5.05	(14.38)
Distributions from net investment income	(.10)	-	(.07)	(.11)	-
Distributions from net realized gain	-	-	(.01)	-	-
Total distributions	(.10)	-	(.07) K	(.11)	-
Net asset value, end of period	$ 23.55	$ 22.39	$ 23.31	$ 19.12	$ 14.18
Total Return B,C	5.67%	(3.95)%	22.37%	35.94%	(50.35)%
Ratios to Average Net Assets E,I
Expenses before reductions	.78% A	.57%	.78%	.73%	.79% A
Expenses net of fee waivers, if any	.78% A	.57%	.78%	.73%	.79% A
Expenses net of all reductions	.77% A	.57%	.77%	.72%	.78% A
Net investment income (loss)	.01% A	.34%G	(.01)%	.56%	1.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 353	$ 287	$ 243	$ 178	$ 78
Portfolio turnover rate F	105% A	93%	103%	173%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2011, dividend income has been reduced $3,940,010 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensations, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 576,802
Gross unrealized depreciation	(245,444)
Net unrealized appreciation (depreciation) on securities and other investments	$ 331,358

Tax cost	$ 3,088,359

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (170,413,000)
2017	(772,898,000)
Total capital loss carryforward	$ (943,311,000)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,847,852 and $1,942,603, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Independence	$ 2,870.17
Class K	86.05
	$ 2,956

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,436.40%		$ -*

* Amount represents three hundred and seventy-eight dollars.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $460, including $1 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $143 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Independence	$ 8,340	$ -
Class K	1,302	-
Total	$ 9,642	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Independence
Shares sold	2,853	10,435	$ 69,082	$ 255,584
Reinvestment of distributions	385	-	8,196	-
Shares redeemed	(20,553)	(35,226)	(491,052)	(854,587)
Net increase (decrease)	(17,315)	(24,791)	$ (413,774)	$ (599,003)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class K
Shares sold	4,352	5,587	$ 105,348	$ 134,810
Reinvestment of distributions	61	-	1,302	-
Shares redeemed	(2,217)	(3,230)	(52,024)	(78,448)
Net increase (decrease)	2,196	2,357	$ 54,626	$ 56,362

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(UK) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

FRE-K-USAN-0712
1.863218.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 26, 2012